UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03692

Morgan Stanley Variable Investment Series

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York        10036

(Address of principal executive offices)        (Zip code)

Arthur Lev

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8894

Date of fiscal year end: December 31, 2012

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Variable Investment Series - Money Market Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS			ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Repurchase Agreements (59.8%)
$ 20,000	Bank of Nova Scotia, (dated 03/30/12; proceeds $20,000,117; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.88% due 09/30/17; valued at $20,381,698)		0.07%	04/02/12	$20,000,000
16,380	BNP Paribas Securities Corp., (dated 03/30/12; proceeds $16,380,205; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.00% - 4.50% due 12/01/25 - 06/01/26; valued at $16,917,473)		0.15	04/02/12	16,380,000
20,000	Credit Agricole CIB, (dated 03/30/12; proceeds $20,000,117; fully collateralized by a U.S. Government Obligation; U.S. Treasury Bond 7.63% due 02/15/25; valued at $20,419,407)		0.07	04/02/12	20,000,000
5,000	TD Securities USA LLC, (dated 03/30/12; proceeds $5,000,083; fully collateralized by a U.S. Government Obligation; U.S. Treasury Bill 0.00% due 09/20/12; valued at $5,100,083)		0.10	04/05/12	5,000,000

	Total Repurchase Agreements (Cost $61,380,000)				61,380,000

	Commercial Paper (19.5%)
	International Banks
1,000	ABN Amro Funding USA LLC (a)		0.27	04/05/12	999,963
1,570	ANZ National International Ltd. (a)		0.26	05/02/12	1,569,637
1,000	BNZ International Funding Ltd. (a)		0.55	08/16/12	997,930
3,000	DNB NOR Bank ASA		0.52	04/13/12	2,999,442
3,500	ING US Funding LLC		0.42 - 0.49	06/04/12 - 07/06/12	3,496,693
1,000	Nordea North America, Inc.		0.52	05/01/12	999,557
4,500	Rabobank USA Financial Corp.		0.54 - 0.67	07/30/12 - 10/02/12	4,489,483
1,000	Sumitomo Mitsui Banking Corp. (a)		0.39	07/06/12	998,976
1,000	Svenska Handelsbanken, Inc. (a)		0.28	05/17/12	999,634
2,500	Westpac Banking Corp. (a)		0.48	09/14/12	2,494,433

	Total Commercial Paper (Cost $20,045,748)				20,045,748

	Certificates of Deposit (8.8%)
	International Banks
4,000	Mizuho Corporate Bank Ltd.		0.14	04/05/12	4,000,000
2,500	Skandinaviska Enskilda Banken AB		0.21	05/01/12	2,500,000
500	Sumitomo Mitsui Banking Corp.		0.38	07/06/12	500,000
2,000	Svenska Handelsbanken AB		0.55 - 0.60	04/16/12 - 08/02/12	2,000,002

	Total Certificates of Deposit (Cost $9,000,002)				9,000,002

		COUPON RATE (b)	DEMAND DATE (c)
	Floating Rate Notes (9.8%)
	International Banks
2,000	ANZ National International Ltd. (a)	0.55%	06/12/12	06/12/12	2,000,000
4,000	Barclays Bank PLC	0.78	05/04/12	11/15/12	4,000,000
3,000	Deutsche Bank AG	0.47	06/15/12	03/15/13	3,000,000
1,000	Westpac Banking Corp.	0.62	04/05/12	07/05/12	1,000,000

	Total Floating Rate Notes (Cost $10,000,000)				10,000,000

Morgan Stanley Variable Investment Series - Money Market Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

	Tax-Exempt Instruments (2.9%)
	Weekly Variable Rate Bonds
$3,000	Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Ser 2009 E (Cost $3,000,000)	0.20%	04/06/12	10/01/48	$3,000,000

	Total Investments (Cost $103,425,750) (d)	100.8%			103,425,750
	Liabilities in Excess of Other Assets	(0.8)			(868,918)

	Net Assets	100.0%			$102,556,832

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Rate shown is the rate in effect at March 31, 2012.
(c)	Date of next interest rate reset.
(d)	Cost is the same for federal income tax purposes.

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (51.7%)
	Basic Materials (2.9%)
$ 350	Anglo American Capital PLC (United Kingdom) (a)	9.375%	04/08/14	$403,016
190	ArcelorMittal (Luxembourg)	9.00	02/15/15	218,614
230	Barrick Gold Corp. (Canada)	1.75	05/30/14	232,963
115	Ecolab, Inc.	3.00	12/08/16	119,706
260	Kinross Gold Corp. (Canada) (a)	3.625	09/01/16	261,872
350	Potash Corp. of Saskatchewan, Inc. (Canada)	5.25	05/15/14	381,551

				1,617,722

	Communications (5.1%)
375	AT&T, Inc.	2.50	08/15/15	390,631
300	Comcast Corp.	6.50	01/15/15	342,539
215	COX Communications, Inc.	4.625	06/01/13	224,683
220	DirecTV Holdings LLC / DirecTV Financing Co., Inc.	4.75	10/01/14	239,268
290	NBC Universal Media LLC	2.10	04/01/14	296,295
145	News America, Inc.	5.30	12/15/14	160,513
200	Time Warner Cable, Inc.	8.25	02/14/14	226,535
250	Verizon Communications, Inc.	1.25	11/03/14	252,848
350	Viacom, Inc.	4.375	09/15/14	377,574
340	Vodafone Group PLC (United Kingdom)	5.00	12/16/13	363,742

				2,874,628

	Consumer Discretionary (0.8%)
430	Volkswagen International Finance (Germany) (a)	1.625	03/22/15	430,297

	Consumer Staples (1.1%)
430	Coca-Cola Co. (The)	0.75	03/13/15	429,114
175	PepsiCo, Inc.	0.75	03/05/15	174,441

				603,555

	Consumer, Cyclical (2.5%)
305	Best Buy Co., Inc.	3.75	03/15/16	307,817
280	Daimler Finance North America LLC (a)	1.875	09/15/14	284,184
220	Home Depot, Inc.	5.40	03/01/16	254,106
420	Marriott International, Inc.	4.625	06/15/12	422,553
135	Wesfarmers Ltd. (Australia) (a)	2.983	05/18/16	138,246

				1,406,906

	Consumer, Non-Cyclical (6.7%)
250	Altria Group, Inc.	4.125	09/11/15	272,942
165	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	4.125	01/15/15	178,909
205	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	5.375	11/15/14	227,782
15	Aristotle Holding, Inc. (a)	2.65	02/15/17	15,187
200	Aristotle Holding, Inc. (a)	2.75	11/21/14	205,623
265	Bacardi Ltd. (Bermuda) (a)	7.45	04/01/14	296,086
260	Bunge Ltd. Finance Corp.	5.35	04/15/14	275,892
330	Delhaize Group SA (Belgium)	5.875	02/01/14	354,999
350	Gilead Sciences, Inc.	3.05	12/01/16	366,630
300	Kraft Foods, Inc.	6.75	02/19/14	331,644
225	Kroger Co. (The)	7.50	01/15/14	250,941
370	McKesson Corp.	3.25	03/01/16	396,717
320	Quest Diagnostics, Inc.	3.20	04/01/16	335,704
250	Stryker Corp.	2.00	09/30/16	256,537

				3,765,593

	Energy (2.5%)
225	Enterprise Products Operating LLC, Series O	9.75	01/31/14	258,310
380	Marathon Petroleum Corp.	3.50	03/01/16	396,265
75	Phillips 66 (a)	1.95	03/05/15	75,572

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

$ 320	Plains All American Pipeline L.P./PAA Finance Corp.	4.25%	09/01/12	$323,918
305	Spectra Energy Capital LLC	5.90	09/15/13	323,989

				1,378,054

	Finance (23.8%)
265	ABB Treasury Center USA, Inc. (Switzerland) (a)	2.50	06/15/16	270,474
255	Abbey National Treasury Services PLC (United Kingdom)	2.875	04/25/14	253,998
110	Aflac, Inc.	3.45	08/15/15	115,783
475	American Express Co.	7.25	05/20/14	535,045
260	American International Group, Inc.	3.65	01/15/14	264,943
620	Bank of America Corp., Series 1	3.75	07/12/16	623,700
315	Barclays Bank PLC (United Kingdom)	2.50	01/23/13	317,836
330	BBVA Bancomer SA (Mexico) (a)	4.50	03/10/16	341,550
320	BNP Paribas SA (France)	3.60	02/23/16	323,618
205	BP Capital Markets PLC (United Kingdom)	3.875	03/10/15	220,014
390	Canadian Imperial Bank of Commerce (Canada)	1.45	09/13/13	394,058
300	Capital One Financial Corp.	7.375	05/23/14	332,258
405	Citigroup, Inc. (b)	4.45	01/10/17	424,695
250	Commonwealth Bank of Australia (Australia)	1.95	03/16/15	251,855
115	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	3.375	01/19/17	117,698
340	Credit Suisse (Switzerland)	5.50	05/01/14	364,761
355	Deutsche Bank AG (Germany)	2.375	01/11/13	357,923
205	DNB Bank ASA (Norway) (a)(c)	3.20	04/03/17	206,044
975	General Electric Capital Corp.	2.95	05/09/16	1,018,024
300	Genworth Life Institutional Funding Trust (a)	5.875	05/03/13	311,299
425	Goldman Sachs Group, Inc. (The)	3.625	02/07/16	425,257
250	Harley-Davidson Funding Corp. (a)	5.25	12/15/12	256,626
200	HCP, Inc.	2.70	02/01/14	202,879
350	HSBC Finance Corp.	5.25	04/15/15	375,790
200	ING Bank (Netherlands) (a)	3.75	03/07/17	198,315
120	Intesa Sanpaolo SpA (Italy) (a)	3.625	08/12/15	114,730
425	JPMorgan Chase & Co.	1.875	03/20/15	426,391
135	JPMorgan Chase & Co.	3.15	07/05/16	139,305
230	Macquarie Group Ltd. (Australia) (a)	7.30	08/01/14	246,657
325	Metropolitan Life Global Funding I (a)(d)	2.00	01/10/14	330,084
350	Monumental Global Funding III (a)	5.25	01/15/14	371,355
250	National Australia Bank (Australia)	2.00	03/09/15	250,488
270	Nationwide Building Society (United Kingdom) (a)	4.65	02/25/15	277,853
30	Nissan Motor Acceptance Corp. (Japan) (a)	3.25	01/30/13	30,456
200	Nordea Bank AB (Sweden) (a)	2.25	03/20/15	200,219
270	Principal Financial Group, Inc.	7.875	05/15/14	298,199
320	Prudential Financial, Inc., MTN	4.75	09/17/15	347,641
300	Standard Chartered PLC (United Kingdom) (a)	3.85	04/27/15	311,769
250	Svenska Handelsbanken AB (Sweden) (c)	2.875	04/04/17	250,208
365	UBS AG (Switzerland)	3.875	01/15/15	379,978
330	US Bancorp	2.20	11/15/16	336,769
470	Wells Fargo & Co.	3.676	06/15/16	502,409

				13,318,954

	Industrials (1.6%)
385	Agilent Technologies, Inc.	4.45	09/14/12	390,781
90	Danaher Corp.	1.30	06/23/14	91,481
100	TransCanada PipeLines Ltd. (Canada)	0.875	03/02/15	99,868
60	Tyco Electronics Group SA (Luxembourg)	1.60	02/03/15	60,147
250	Waste Management, Inc.	2.60	09/01/16	256,435

				898,712

	Technology (1.4%)
160	Applied Materials, Inc.	2.65	06/15/16	166,150
285	Hewlett-Packard Co.	3.30	12/09/16	296,838

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

$ 330	Texas Instruments, Inc.	1.375%		05/15/14	$335,343

					798,331

	Utilities (3.3%)
300	Commonwealth Edison Co.	1.625		01/15/14	304,885
350	EDF SA (France) (a)	5.50		01/26/14	375,547
350	Enel Finance International N.V. (Italy) (a)	3.875		10/07/14	353,519
215	FirstEnergy Solutions Corp.	4.80		02/15/15	232,726
265	NextEra Energy Capital Holdings, Inc.	5.35		06/15/13	278,834
320	Sempra Energy	2.00		03/15/14	326,760

					1,872,271

	Total Corporate Bonds (Cost $28,739,141)				28,965,023

	Asset-Backed Securities (20.8%)
	Ally Master Owner Trust
100	(a)	1.992	(e)	01/15/15	101,187
200		2.15		01/15/16	204,344
225	(a)	2.88		04/15/15	229,096
800	American Express Credit Account Master Trust	1.492	(e)	03/15/17	822,789
52	ARI Fleet Lease Trust (a)	1.692	(e)	08/15/18	51,866
807	Capital One Multi-Asset Execution Trust	0.322	(e)	09/15/15	807,148
225	CarMax Auto Owner Trust	1.29		09/15/15	226,678
61	Chesapeake Funding LLC (a)	2.242	(e)	12/15/20	60,998
600	Citibank Credit Card Issuance Trust (b)	2.25		12/23/14	607,705
	CNH Equipment Trust
476		1.17		05/15/15	476,673
98		1.54		07/15/14	98,081
850	Discover Card Master Trust	1.542	(e)	12/15/14	852,290
	Ford Credit Floorplan Master Owner Trust
775		1.792	(e)	09/15/14	780,388
375	(a)	4.20		02/15/17	406,120
1,150	GE Capital Credit Card Master Note Trust	2.342	(e)	04/15/15	1,148,955
330	GE Dealer Floorplan Master Note Trust	0.842	(e)	07/20/16	331,709
329	GE Equipment Midticket LLC (a)	0.94		07/14/14	328,776
	Harley-Davidson Motorcycle Trust
625		1.16		02/15/15	626,873
83		1.87		02/15/14	82,919
310	Hyundai Auto Lease Securitization Trust 2011-A (a)	1.02		08/15/14	311,153
430	Hyundai Auto Receivables Trust	1.50		10/15/14	432,103
446	Macquarie Equipment Funding Trust (a)	1.21		09/20/13	446,244
173	MMAF Equipment Finance LLC (a)	2.37		11/15/13	173,560
	MMCA Automobile Trust
225	(a)	1.22		01/15/15	225,767
234	(a)	1.39		01/15/14	234,492
575	Nissan Auto Lease Trust	1.12		12/15/13	577,129
200	Nissan Master Owner Trust Receivables (a)	1.392	(e)	01/15/15	201,734
	North Carolina State Education Assistance Authority
250		1.01	(e)	01/25/21	249,123
225		1.36	(e)	07/25/25	220,936
100	Panhandle-Plains Higher Education Authority, Inc.	1.418	(e)	07/01/24	98,306
193	Toyota Auto Receivables Owner Trust	1.27		12/16/13	193,818
58	Wheels SPV LLC (a)	1.792	(e)	03/15/18	57,951

	Total Asset-Backed Securities (Cost $11,583,786)				11,666,911

	Non-U.S. Government - Guaranteed (10.9%)
900	Commonwealth Bank of Australia (Australia) (a)	2.50		12/10/12	910,925
500	Lloyds TSB Bank PLC (United Kingdom) (a)	2.80		04/02/12	506,115
2,300	Royal Bank of Scotland PLC (The) (United Kingdom) (a)	2.625		05/11/12	2,299,793
1,545	Swedbank AB (Sweden) (a)	2.90		01/14/13	1,571,610

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

$ 810	Westpac Securities NZ Ltd. (New Zealand) (a)	2.50%		05/25/12	$809,441

	Total Non-U.S. Government - Guaranteed (Cost $6,055,805)				6,097,884

	U.S. Treasury Securities (10.5%)
	U.S. Treasury Notes
3,415		1.25		08/31/15	3,487,835
2,275		2.25		03/31/16	2,407,057

	Total U.S. Treasury Securities (Cost $5,860,767)				5,894,892

	Sovereign (1.1%)
577	Societe Financement de l’Economie Francaise (France) (Cost $574,767) (a)	3.375		05/05/14	604,058

	Agency Fixed Rate Mortgages (0.7%)
	Federal National Mortgage Association, Conventional Pools:
208		6.50		01/01/32–11/01/33	238,241
117		7.00		08/01/29–06/01/32	135,030

	Total Agency Fixed Rate Mortgages (Cost $339,595)				373,271

	Agency Adjustable Rate Mortgages (0.7%)
85	Federal Home Loan Mortgage Corporation, Conventional Pools:	5.453		01/01/38	91,064
262	Federal National Mortgage Association, Conventional Pools:	2.386		05/01/35	276,660

	Total Agency Adjustable Rate Mortgages (Cost $364,411)				367,724

	Collateralized Mortgage Obligation - Agency Collateral Series (0.6%)
294	Federal Home Loan Mortgage Corporation, REMIC (Cost $314,219)	7.50		09/15/29	349,203

	Municipal Bond (0.5%)
300	New Jersey Economic Development Authority (Cost $300,000)	1.474	(e)	06/15/13	301,167

	Commercial Mortgage Backed Security (0.4%)
190	Wachovia Bank Commercial Mortgage Trust (Cost $193,399)	5.317	(e)	07/15/41	204,251

	Short-Term Investments (2.6%)
	U.S. Treasury Security (0.7%)
385	U.S. Treasury Bill (Cost $384,782) (f)(g)	0.136		08/30/12	384,812

NUMBER OF SHARES (000)
	Investment Company (1.9%)
1,051	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $1,050,624) (h)				1,050,624

	Total Short-Term Investments (Cost $1,435,406)				1,435,436

	Total Investments (Cost $55,761,296) (i)(j)			100.5%	56,259,820
	Liabilities in Excess of Other Assets			(0.5)	(292,214)

	Net Assets			100.0%	$55,967,606

MTN	Medium Term Note.
REMIC	Real Estate Mortgage Investment Conduit.
(a)	144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	For the three months ended March 31, 2012, the cost of purchases and the proceeds from sales of Citigroup, Inc., Corporate Bonds and Asset Backed Security, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was $427,870 and $504,854, respectively, including net realized gains of $13,129.
(c)	When-issued security.
(d)	For the three months ended March 31, 2012, there were no transactions in MetLife, Inc., Corporate Bond, and its affiliated broker/dealers, which may be deemed to be affiliates of the Fund under the Investment Company Act of 1940.
(e)	Variable/Floating Rate Security - Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2012.
(f)	Rate shown is the yield to maturity at March 31, 2012.
(g)	A portion of this security has been physically segregated in connection with open futures contracts and swap agreements.
(h)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(i)	Securities are available for collateral in connection with purchase of when-issued securities, futures contracts and swap agreements.
(j)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

Futures Contracts Open at March 31, 2012:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
44	Long	U.S. Treasury 2 yr. Note, Jun-12	$9,686,188	$(6,672)
38	Long	U.S. Treasury 5 yr. Note, Jun-12	4,656,484	(31,766)
1	Short	U.S. Treasury 30 yr. Bond, Jun-12	(137,750)	4,094

		Net Unrealized Depreciation		$(34,344)

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

Zero Coupon Swap Agreements Open at March 31, 2012:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Capital	$1,153	3 Month LIBOR	Pay	11/15/19	$203,531
Barclays Capital	973	3 Month LIBOR	Receive	11/15/19	(373,957)
Deutsche Bank	733	3 Month LIBOR	Pay	11/15/21	140,386
Deutsche Bank	626	3 Month LIBOR	Receive	11/15/21	(241,314)

		Net Unrealized Depreciation			$(271,354)

LIBOR	London Interbank Offered Rate.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (92.1%)
	Basic Materials (6.2%)
$ 820	ArcelorMittal (Luxembourg)	9.85%	06/01/19	$988,002
EUR 811	ArcelorMittal, Series MT (Luxembourg)	7.25	04/01/14	256,828
$ 540	Barrick Gold Corp. (Canada)	3.85	04/01/22	540,697
1,570	CF Industries, Inc.	6.875	05/01/18	1,815,312
550	Ecolab, Inc.	3.00	12/08/16	572,509
540	FMG Resources August 2006 Pty Ltd. (Australia) (a)	6.375	02/01/16	541,350
205	FMG Resources August 2006 Pty Ltd. (Australia) (a)	6.875	02/01/18	206,025
440	Georgia-Pacific LLC	7.75	11/15/29	549,706
595	Georgia-Pacific LLC	8.875	05/15/31	804,795
203	Goldcorp, Inc. (Canada)	2.00	08/01/14	245,884
535	Incitec Pivot Ltd. (Australia) (a)	4.00	12/07/15	542,762
580	Kinross Gold Corp. (Canada) (a)	5.125	09/01/21	590,023
545	Lubrizol Corp.	8.875	02/01/19	739,514
164	Lyondell Chemical Co.	8.00	11/01/17	184,910
675	LyondellBasell Industries (a)(b)	5.00	04/15/19	676,687
1,000	MeadWestvaco Corp.	7.375	09/01/19	1,166,141
280	Teck Resources Ltd. (Canada)	6.25	07/15/41	304,823
195	Vale Overseas Ltd. (Brazil)	6.875	11/21/36	227,144
210	Vale Overseas Ltd. (Brazil)	6.875	11/10/39	246,355
885	Valspar Corp.	4.20	01/15/22	907,866

				12,107,333

	Communications (10.9%)
700	American Tower Corp.	4.70	03/15/22	707,019
1,700	AT&T, Inc.	5.35	09/01/40	1,814,400
875	AT&T, Inc.	6.30	01/15/38	1,031,909
310	Cablevision Systems Corp.	7.75	04/15/18	325,500
655	CenturyLink, Inc.	6.45	06/15/21	673,525
325	CenturyLink, Inc., Series Q	6.15	09/15/19	337,895
700	Comcast Corp.	5.15	03/01/20	806,674
820	Comcast Corp.	6.40	05/15/38	981,169
100	Comcast Corp.	6.45	03/15/37	120,084
200	Corning, Inc.	4.75	03/15/42	194,438
505	Corning, Inc.	7.25	08/15/36	604,923
195	CSC Holdings LLC (a)	6.75	11/15/21	204,019
315	Deutsche Telekom International Finance BV (Germany)	6.75	08/20/18	382,134
300	Deutsche Telekom International Finance BV (Germany)	8.75	06/15/30	413,416
925	DirecTV Holdings LLC/DirecTV Financing Co., Inc. (a)	3.80	03/15/22	914,175
500	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	5.875	10/01/19	572,593
75	Frontier Communications Corp.	8.50	04/15/20	79,313
381	Liberty Interactive LLC	3.125	03/30/23	461,962
1,045	NBC Universal Media LLC	4.375	04/01/21	1,121,437
460	News America, Inc.	6.40	12/15/35	523,185
260	Qwest Corp.	6.875	09/15/33	258,700
213	Sable International Finance Ltd. (United Kingdom) (a)	7.75	02/15/17	223,650
351	SBA Communications Corp.	1.875	05/01/13	444,892
198	SBA Telecommunications, Inc.	8.25	08/15/19	219,285
350	Symantec Corp., Series B	1.00	06/15/13	393,750
655	Telecom Italia Capital SA (Italy)	7.175	06/18/19	700,850
580	Telefonica Europe BV (Spain)	8.25	09/15/30	634,210

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

$ 640	Telstra Corp., Ltd. (Australia) (a)	4.80%	10/12/21	$696,974
1,200	Time Warner Cable, Inc.	6.75	07/01/18	1,466,035
610	Time Warner, Inc.	6.50	11/15/36	710,142
1,295	Time Warner, Inc.	7.70	05/01/32	1,693,819
150	Verizon Communications, Inc.	6.40	02/15/38	182,325
715	Verizon Communications, Inc.	8.95	03/01/39	1,108,505
335	Vivendi SA (France) (a)	6.625	04/04/18	376,805

				21,379,712

	Consumer Staples (0.8%)
875	PepsiCo, Inc.	2.75	03/05/22	853,178
600	Philip Morris International, Inc.	4.50	03/20/42	594,333

				1,447,511

	Consumer, Cyclical (5.4%)
475	Alexandria Real Estate Equities, Inc.	4.60	04/01/22	465,895
1,105	Chrysler Group LLC/CG Co-Issuer, Inc.	8.00	06/15/19	1,116,050
395	Daimler Finance North America LLC (Germany)	8.50	01/18/31	576,569
925	Gap, Inc. (The)	5.95	04/12/21	935,077
405	Hyatt Hotels Corp. (a)	6.875	08/15/19	467,632
105	Ingram Micro, Inc.	5.25	09/01/17	110,815
208	International Game Technology	3.25	05/01/14	236,860
285	Levi Strauss & Co.	7.625	05/15/20	302,812
350	Macy’s Retail Holdings, Inc.	3.875	01/15/22	351,715
1,450	McDonald’s Corp.	2.625	01/15/22	1,435,377
620	QVC, Inc. (a)	7.125	04/15/17	663,400
565	Volkswagen International Finance N.V. (Germany) (a)	2.375	03/22/17	567,584
315	Whirlpool Corp., MTN	8.60	05/01/14	353,589
780	Wyndham Worldwide Corp.	4.25	03/01/22	766,182
500	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (a)	5.375	03/15/22	488,750
265	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	7.75	08/15/20	292,494
1,040	Yum! Brands, Inc.	6.875	11/15/37	1,332,734

				10,463,535

	Consumer, Non-Cyclical (7.7%)
245	Amgen, Inc.	3.875	11/15/21	251,369
416	Archer-Daniels-Midland Co.	0.875	02/15/14	427,440
690	Aristotle Holding, Inc. (a)	2.65	02/15/17	698,591
795	Boston Scientific Corp.	6.00	01/15/20	913,939
580	Bunge Ltd. Finance Corp.	8.50	06/15/19	709,511
320	Cigna Corp.	5.375	02/15/42	329,439
610	ConAgra Foods, Inc.	8.25	09/15/30	776,430
165	Constellation Brands, Inc.	7.25	09/01/16	187,687
1,185	Delhaize Group SA (Belgium)	5.70	10/01/40	1,099,066
420	Gilead Sciences, Inc.	1.00	05/01/14	515,550
595	Gilead Sciences, Inc.	5.65	12/01/41	637,922
490	Grupo Bimbo SAB de CV (Mexico) (a)	4.875	06/30/20	518,818
700	Kraft Foods, Inc.	6.875	02/01/38	882,174
400	Kraft Foods, Inc.	6.875	01/26/39	503,231
415	Life Technologies Corp.	6.00	03/01/20	475,532
835	Lorillard Tobacco Co.	8.125	06/23/19	1,038,206
330	Molson Coors Brewing Co.	2.50	07/30/13	346,500
365	Quest Diagnostics, Inc.	6.95	07/01/37	447,192
550	SABMiller Holdings, Inc. (a)	3.75	01/15/22	560,690
305	SABMiller Holdings, Inc. (a)	4.95	01/15/42	317,236
800	Sigma Alimentos SA de CV (Mexico) (a)	5.625	04/14/18	850,000
665	Teva Pharmaceutical Finance IV BV (Israel)	3.65	11/10/21	674,523
520	TreeHouse Foods, Inc.	7.75	03/01/18	564,850
630	Verisk Analytics, Inc.	5.80	05/01/21	673,825
280	Vertex Pharmaceuticals, Inc.	3.35	10/01/15	322,350

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

$ 235	Viropharma, Inc.	2.00%		03/15/17	$403,906

					15,125,977

	Energy (8.0%)
356	Alpha Natural Resources, Inc.	2.375		04/15/15	319,510
85	Alpha Natural Resources, Inc.	6.00		06/01/19	77,350
370	Alpha Natural Resources, Inc.	6.25		06/01/21	335,775
600	Anadarko Petroleum Corp.	6.95		06/15/19	733,517
175	Anadarko Petroleum Corp.	8.70		03/15/19	230,141
450	Canadian Natural Resources Ltd. (Canada)	6.25		03/15/38	551,756
225	Canadian Oil Sands Ltd. (Canada) (a)	6.00		04/01/42	225,996
550	Canadian Oil Sands Ltd. (Canada) (a)	7.75		05/15/19	671,498
394	Chesapeake Energy Corp.	2.75		11/15/35	390,553
825	Chesapeake Energy Corp.	6.775		03/15/19	819,844
150	Concho Resources, Inc.	7.00		01/15/21	161,625
745	Continental Resources, Inc.	7.125		04/01/21	830,675
616	Energy Transfer Partners LP	9.00		04/15/19	764,959
275	Enterprise Products Operating LLC	5.25		01/31/20	307,609
850	Enterprise Products Operating LLC	5.95		02/01/41	950,372
625	EQT Corp.	4.875		11/15/21	633,686
500	Halliburton Co.	4.50		11/15/41	508,307
325	Marathon Petroleum Corp.	5.125		03/01/21	354,120
775	Marathon Petroleum Corp.	6.50		03/01/41	840,006
325	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.25		06/15/22	342,875
925	Phillips 66 (a)	4.30		04/01/22	942,813
1,095	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36	1,282,625
675	Plains All American Pipeline LP/PAA Finance Corp.	8.75		05/01/19	880,403
225	Spectra Energy Capital LLC	8.00		10/01/19	284,715
900	Total Capital International SA (France)	2.875		02/17/22	864,818
700	Valero Energy Corp.	6.125		02/01/20	805,496
550	Weatherford Bermuda	4.50		04/15/22	549,203

					15,660,247

	Finance (37.4%)
EUR 200	Aabar Investments PJSC (United Arab Emirates)	4.00		05/27/16	258,338
$ 630	ABN Amro Bank N.V. (Netherlands) (a)	4.25		02/02/17	640,716
1,125	Aegon N.V. (Netherlands)	4.625		12/01/15	1,193,426
325	Ally Financial, Inc.	5.50		02/15/17	325,730
400	Ally Financial, Inc.	6.25		12/01/17	413,395
1,285	American Financial Group, Inc.	9.875		06/15/19	1,572,963
1,000	American Honda Finance Corp. (a)	2.125		02/28/17	1,005,006
720	American International Group, Inc.	6.40		12/15/20	816,228
432	Ares Capital Corp. (a)	5.75		02/01/16	453,060
1,150	Banco de Credito del Peru (Peru) (a)	4.75		03/16/16	1,190,250
990	Banco Votorantim SA (Brazil) (a)	5.25		02/11/16	1,031,085
780	Barclays Bank PLC (United Kingdom) (a)	6.05		12/04/17	805,858
1,135	BBVA Bancomer SA (Mexico) (a)	4.50		03/10/16	1,174,725
610	Bear Stearns Cos. LLC (The)	5.55		01/22/17	674,228
300	Billion Express Investments Ltd. (China) (c)	0.75		10/18/15	321,150
540	BNP Paribas SA (France)	5.00		01/15/21	545,966
1,025	Brandywine Operating Partnership LP	4.95		04/15/18	1,046,559
490	Brookfield Asset Management, Inc. (Canada)	5.80		04/25/17	531,253
780	Capital One Bank, USA NA	8.80		07/15/19	955,028
800	Capital One Capital VI	8.875		05/15/40	809,376
1,735	Citigroup, Inc. (d)	5.875		05/29/37	1,787,402
1,230	Citigroup, Inc. (d)	8.50		05/22/19	1,518,547
700	CNA Financial Corp.	7.35		11/15/19	818,362
680	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	3.875		02/08/22	658,938
260	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands) (a)	11.00	(e)	06/30/19(f)	331,876

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

$ 1,455	Credit Agricole SA (France) (a)	8.375	(e)%	10/13/19(f)	$1,360,425
765	Credit Suisse (Switzerland)	5.40		01/14/20	788,781
280	Credit Suisse (Switzerland)	6.00		02/15/18	303,563
800	Dexus Diversified Trust/Dexus Office Trust (Australia) (a)	5.60		03/15/21	798,302
300	Digital Realty Trust LP	5.25		03/15/21	309,872
425	Discover Bank	7.00		04/15/20	488,433
715	Discover Bank	8.70		11/18/19	891,033
990	DNB Bank ASA (Norway) (a)(b)	3.20		04/03/17	995,042
270	ERP Operating LP	4.625		12/15/21	284,838
750	Farmers Insurance Exchange (a)	8.625		05/01/24	947,656
600	Ford Motor Credit Co. LLC	5.00		05/15/18	623,014
545	General Electric Capital Corp.	5.30		02/11/21	591,304
1,180	General Electric Capital Corp., MTN	5.875		01/14/38	1,301,579
1,650	General Electric Capital Corp., Series G	6.00		08/07/19	1,929,723
1,195	Genworth Financial, Inc.	7.70		06/15/20	1,252,571
565	Goldman Sachs Group, Inc. (The)	5.75		01/24/22	582,325
815	Goldman Sachs Group, Inc. (The)	6.15		04/01/18	880,188
1,565	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	1,533,694
950	Goodman Funding Pty Ltd. (Australia) (a)	6.375		04/15/21	985,052
550	Harley-Davidson Funding Corp. (a)	6.80		06/15/18	643,714
600	Hartford Financial Services Group, Inc.	5.50		03/30/20	642,256
1,675	HBOS PLC, Series G (United Kingdom) (a)	6.75		05/21/18	1,574,038
185	HCP, Inc.	5.625		05/01/17	203,608
300	Health Care REIT, Inc.	4.75		07/15/27	336,000
1,850	HSBC Holdings PLC (United Kingdom)	4.00		03/30/22	1,837,499
595	Huntington Bancshares, Inc.	7.00		12/15/20	672,530
1,000	ING Bank (Netherlands) (a)	3.75		03/07/17	991,575
500	International Lease Finance Corp.	5.75		05/15/16	499,891
945	International Lease Finance Corp.	6.25		05/15/19	933,026
2,610	JPMorgan Chase Capital XXVII	7.00		11/01/39	2,658,285
260	Lloyds TSB Bank PLC (United Kingdom)	6.375		01/21/21	279,557
710	Macquarie Bank Ltd. (Australia) (a)	6.625		04/07/21	713,910
705	Macquarie Group Ltd. (Australia) (a)	6.00		01/14/20	705,226
930	Merrill Lynch & Co., Inc.	7.75		05/14/38	1,018,005
3,625	Merrill Lynch & Co., Inc., MTN	6.875		04/25/18	4,034,951
600	Metlife Capital Trust IV (a)(g)	7.875		12/15/37	663,000
840	Mizuho Corporate Bank Ltd. (Japan) (a)	2.55		03/17/17	840,889
1,315	Nationwide Building Society (United Kingdom) (a)	6.25		02/25/20	1,365,178
525	Nationwide Financial Services (a)	5.375		03/25/21	538,403
1,100	Nordea Bank AB (Sweden) (a)	4.875		05/13/21	1,072,475
370	Platinum Underwriters Finance, Inc., Series B	7.50		06/01/17	396,009
1,025	Principal Financial Group, Inc.	8.875		05/15/19	1,310,215
925	Protective Life Corp.	7.375		10/15/19	1,025,154
635	Prudential Financial, Inc., MTN	6.625		12/01/37	735,639
775	QBE Capital Funding III Ltd. (Australia) (a)	7.2	5(e)	05/24/41	731,625
1,240	Regions Financial Corp.	5.75		06/15/15	1,311,300
785	Royal Bank of Scotland PLC (The) (United Kingdom)	4.875		03/16/15	816,532
360	Santander Holdings USA, Inc. (Spain)	4.625		04/19/16	365,132
700	Santander US Debt SA Unipersonal (Spain) (a)	3.724		01/20/15	683,850
1,060	SLM Corp., MTN	6.25		01/25/16	1,103,330
495	SLM Corp., MTN	8.00		03/25/20	535,837
885	Standard Chartered Bank (United Kingdom) (a)	6.40		09/26/17	986,262
900	Svenska Handelsbanken AB (Sweden) (b)	2.875		04/04/17	900,750
540	UDR, Inc., Series 0001 MTN	4.625		01/10/22	553,875
300	Vornado Realty LP	3.875		04/15/25	301,875
500	WEA Finance LLC (Australia) (a)	4.625		05/10/21	506,730
900	Wells Operating Partnership II LP	5.875		04/01/18	912,583

					73,127,574

	Industrials (6.7%)
1,060	BAA Funding Ltd. (United Kingdom) (a)	4.875		07/15/21	1,082,712
540	Ball Corp.	7.375		09/01/19	599,400

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

$ 500	Bemis Co., Inc.	4.50%	10/15/21	$523,462
255	Bombardier, Inc. (Canada) (a)	7.50	03/15/18	281,775
505	Bombardier, Inc. (Canada) (a)	7.75	03/15/20	565,600
1,000	Burlington Northern Santa Fe LLC	3.05	03/15/22	985,350
820	CRH America, Inc.	6.00	09/30/16	893,909
480	CRH America, Inc.	8.125	07/15/18	568,548
585	Crown Americas LLC / Crown Americas Capital Corp. III	6.25	02/01/21	631,800
510	DISH DBS Corp.	7.125	02/01/16	566,737
217	General Cable Corp.	0.875	11/15/13	212,660
545	Holcim US Finance Sarl & Cie SCS (Switzerland) (a)	6.00	12/30/19	563,910
950	Koninklijke Philips Electronics (Netherlands)	3.75	03/15/22	957,603
915	L-3 Communications Corp.	4.95	02/15/21	958,886
670	Lafarge SA (France) (a)	6.20	07/09/15	705,595
750	Odebrecht Finance Ltd. (Brazil) (a)	6.00	04/05/23	783,225
286	Orbital Sciences Corp.	2.438	01/15/27	286,358
374	Owens-Brockway Glass Container, Inc. (a)	3.00	06/01/15	367,923
135	Sonoco Products Co.	4.375	11/01/21	137,613
470	Sonoco Products Co.	5.75	11/01/40	501,076
975	URS Corp. (a)	3.85	04/01/17	972,905

				13,147,047

	Information Technology (0.4%)
703	Fidelity National Information Services, Inc. (a)	5.00	03/15/22	695,970

	Materials (0.2%)
290	Syngenta Finance N.V. (Switzerland)	4.375	03/28/42	292,763

	Technology (1.8%)
235	Hewlett-Packard Co.	2.60	09/15/17	235,152
845	Hewlett-Packard Co.	4.65	12/09/21	885,708
234	Intel Corp.	2.95	12/15/35	270,270
905	KLA-Tencor Corp.	6.90	05/01/18	1,080,407
255	Lam Research Corp. (a)	1.25	05/15/18	269,025
434	Microsoft Corp. (a)	0.00	06/15/13	477,400
350	SanDisk Corp.	1.00	05/15/13	350,875

				3,568,837

	Telecommunication Services (0.2%)
470	CenturyLink, Inc.	5.80	03/15/22	459,814

	Utilities (6.4%)
1,110	AES Corp. (The)	8.00	06/01/20	1,279,275
775	Boston Gas Co. (a)	4.487	02/15/42	781,215
495	CMS Energy Corp.	5.05	03/15/22	500,574
280	CMS Energy Corp.	6.25	02/01/20	307,260
750	EDP Finance BV (Portugal) (a)	4.90	10/01/19	615,300
675	Enel Finance International N.V. (Italy) (a)	5.125	10/07/19	664,356
2,100	Exelon Generation Co., LLC	4.00	10/01/20	2,162,070
975	FirstEnergy Solutions Corp.	6.05	08/15/21	1,096,282
975	FirstEnergy Solutions Corp.	6.80	08/15/39	1,090,757
575	Iberdrola Finance Ireland Ltd. (Spain) (a)	5.00	09/11/19	583,431
900	PPL WEM Holdings PLC (a)	3.90	05/01/16	937,261
1,150	Puget Energy, Inc.	6.50	12/15/20	1,263,126
1,200	UIL Holdings Corp.	4.625	10/01/20	1,215,305

				12,496,212

	Total Corporate Bonds (Cost $169,351,474)			179,972,532

	Asset-Backed Securities (1.4%)
	CVS Pass-Through Trust
1,448		6.036	12/10/28	1,591,792
114	(a)	8.353	07/10/31	144,781
1,060	FUEL Trust (a)	4.207	04/15/16	1,088,858

	Total Asset-Backed Securities (Cost $2,627,884)			2,825,431

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

	Municipal Bond (0.3%)
$ 600	State of California, General Obligation Bonds (Cost $603,036)	5.95%	04/01/16	$680,586

	Sovereign (0.2%)
395	Korea Development Bank (The) (Korea, Republic of) (Cost $393,219)	3.875	05/04/17	409,860

	Agency Fixed Rate Mortgage (0.0%)
1	Federal Home Loan Mortgage Corporation, Gold Pool (Cost $1,428)	6.50	12/01/28	1,572

NUMBER OF SHARES
	Convertible Preferred Stocks (0.3%)
	Diversified Financial Services (0.2%)
350	Bank of America Corp., Series L			342,615

	Electric Utilities (0.1%)
4,430	PPL Corp.			240,062

	Total Convertible Preferred Stocks (Cost $585,890)			582,677

	Preferred Stock (0.3%)
	Consumer Finance
22,725	GMAC Capital Trust I (Cost $574,065)			525,175

PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investments (3.2%)
	U.S. Treasury Security (0.1%)
$ 175	U.S. Treasury Bill (Cost $174,901) (h)(i)	0.136	08/30/12	174,914

NUMBER OF SHARES (000)
	Investment Company (3.1%)
6,011	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $6,011,469)(j)			6,011,469

	Total Short-Term Investments (Cost $6,186,370)			6,186,383

	Total Investments (Cost $180,323,366) (k)(l)		97.8%	191,184,216
	Other Assets in Excess of Liabilities		2.2	4,289,694

	Net Assets		100.0%	$195,473,910

MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	When-issued security.
(c)	Security trades on the Hong Kong exchange.
(d)	For the three months ended March 31, 2012, there were no transactions in Citigroup,Inc., Corporate Bonds, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940.
(e)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2012.
(f)	Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at March 31, 2012.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

(g)	For the three months ended March 31, 2012, the cost of purchases and the proceeds from sales of MetLife, Inc., Corporate Bonds, and its affiliated broker/dealers, which may be deemed to be affiliates of the Fund under the Investment Company Act of 1940, were $633,000 and $1,297,925, respectively, including net realized gains of $333,108.
(h)	Rate shown is the yield to maturity at March 31, 2012.
(i)	A portion of this security has been physically segregated in connection with open futures contracts and swap agreements.
(j)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds—Money Market Portfolio—Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(k)	Securities are available for collateral in connection with purchase of when-issued securities, open foreign currency exchange contracts, futures contracts and swap agreements.
(l)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

Foreign Currency Exchange Contracts Open at March 31, 2012:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED APPRECIATION
JPMorgan Chase Bank	EUR	197,066	$264,336	04/05/12	$1,507
Goldman Sachs International	EUR	199,531	$268,599	04/05/12	2,482

	Total Unrealized Appreciation				$3,989

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

Futures Contracts Open at March 31, 2012:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
84	Long	U.S. Treasury 2 yr. Note, Jun-12	$18,491,812	$(8,676)
80	Long	U.S. Treasury 5 yr. Note, Jun-12	9,803,125	(66,875)
28	Long	U.S. Treasury Ultra Long Bond, Jun-12	4,227,125	(117,101)
41	Short	U.S. Treasury 30 yr. Bond, Jun-12	(5,647,750)	117,656
121	Short	U.S. Treasury 10 yr. Note, Jun-12	(15,667,609)	106,422

		Net Unrealized Appreciation		$31,426

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

Credit Default Swap Agreements Open at March 31, 2012:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000’s)	INTEREST RATE	TERMINATION DATE	UNREALIZED DEPRECIATION	UPFRONT PAYMENTS	VALUE	CREDIT RATING OF REFERENCE OBLIGATION+ (unaudited)
Barclays Capital Whirlpool Corp.	Buy	$315	1.00	June 20, 2014	$(18,201)	$16,985	$ (1,120)	BBB-

+	Credit rating as issued by Standard & Poor’s.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

Interest Rate Swap Agreements Open at March 31, 2012:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED DEPRECIATION
Goldman Sachs International	$2,200	3 Month LIBOR	Receive	2.42%	03/22/22	$(29,898)
JPMorgan Chase Bank	1,069	3 Month LIBOR	Receive	2.43	03/22/22	(16,039)

		Net Unrealized Depreciation				$(45,937)

LIBOR	London Interbank Offered Rate.

Currency Abbreviations:

EUR	Euro.
USD	United States Dollar.

Morgan Stanley Variable Investment Series - Global Infrastructure Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.3%)
	Australia (5.5%)
	Airports
36,500	Australian Infrastructure Fund (Stapled Securities) (a)(b)	$86,203
301,513	Sydney Airport (Stapled Securities) (a)	896,365

		982,568

	Diversified
271,480	DUET Group (Stapled Securities) (a)(b)	511,807

	Oil & Gas Storage & Transportation
122,600	APA Group (Stapled Securities) (a)(b)	647,675

	Toll Roads
75,579	Macquarie Atlas Roads Group (Stapled Securities) (a)(c)	133,090
229,100	Transurban Group (Stapled Securities) (a)	1,328,954

		1,462,044

	Transmission & Distribution
318,106	Spark Infrastructure Group	492,618

	Total Australia	4,096,712

	Brazil (0.8%)
	Water
7,800	Cia de Saneamento Basico do Estado de Sao Paulo ADR	597,636

	Canada (12.7%)
	Oil & Gas Storage & Transportation
91,360	Enbridge, Inc.	3,548,334
130,310	TransCanada Corp.	5,595,446

		9,143,780

	Ports
10,150	Westshore Terminals Investment Corp. (Stapled Securities) (a)(b)	246,767

	Total Canada	9,390,547

	China (13.6%)
	Oil & Gas Storage & Transportation
668,000	Beijing Enterprises Holdings Ltd. (d)	4,073,092
5,968,000	China Gas Holdings Ltd. (d)	2,874,274
208,000	ENN Energy Holdings Ltd. (d)	717,837
1,613,000	Sichuan Expressway Co. Ltd., H Shares (d)	583,672

		8,248,875

	Ports
223,529	China Merchants Holdings International Co., Ltd. (d)	748,402

	Toll Roads
1,078,000	Jiangsu Expressway Co., Ltd., H Shares (d)	1,042,525

	Total China	10,039,802

	France (3.7%)
	Communications
10,418	Eutelsat Communications SA	385,155
95,695	SES SA	2,374,526

	Total France	2,759,681

	Germany (0.3%)
	Airports
4,073	Fraport AG Frankfurt Airport Services Worldwide	255,040

	Hong Kong (1.8%)
	Oil & Gas Storage & Transportation
517,800	Hong Kong & China Gas Co., Ltd.	1,326,914

Morgan Stanley Variable Investment Series - Global Infrastructure Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

	Italy (5.0%)
	Oil & Gas Storage & Transportation
252,796	Snam Rete Gas SpA	$1,215,777

	Toll Roads
25,990	Atlantia SpA	431,552
167,354	Societa Iniziative Autostradali e Servizi SpA	1,281,168

		1,712,720

	Transmission & Distribution
198,900	Terna Rete Elettrica Nazionale SpA	799,533

	Total Italy	3,728,030

	Japan (1.0%)
	Oil & Gas Storage & Transportation
152,000	Tokyo Gas Co., Ltd.	716,202

	Netherlands (0.9%)
	Oil & Gas Storage & Transportation
11,436	Koninklijke Vopak N.V.	658,818

	Spain (2.3%)
	Diversified
31,263	Ferrovial SA	359,332

	Oil & Gas Storage & Transportation
20,222	Enagas SA	389,178

	Toll Roads
54,018	Abertis Infraestructuras SA	919,639

	Total Spain	1,668,149

	Switzerland (1.1%)
	Airports
2,015	Flughafen Zuerich AG (Registered)	780,151

	United Kingdom (11.3%)
	Transmission & Distribution
623,700	National Grid PLC	6,289,923

	Water
32,900	Pennon Group PLC	374,417
31,700	Severn Trent PLC	782,872
99,100	United Utilities Group PLC	953,441

		2,110,730

	Total United Kingdom	8,400,653

	United States (38.3%)
	Communications
58,830	American Tower Corp., Class A	3,707,467
44,450	Crown Castle International Corp. (c)	2,370,963
42,400	SBA Communications Corp., Class A (c)	2,154,344

		8,232,774

	Diversified
93,220	CenterPoint Energy, Inc.	1,838,299

	Oil & Gas Storage & Transportation
7,790	AGL Resources, Inc.	305,524
4,880	Atmos Energy Corp.	153,525
44,121	Enbridge Energy Management LLC (c)	1,404,813
14,419	Kinder Morgan Management LLC (c)	1,076,090
8,150	New Jersey Resources Corp.	363,245
40,890	NiSource, Inc.	995,671
3,270	Northwest Natural Gas Co.	148,458
11,760	Oneok, Inc.	960,322
41,120	PG&E Corp.	1,785,019
45,380	Sempra Energy	2,720,985
96,386	Spectra Energy Corp.	3,040,978
1,830	WGL Holdings, Inc.	74,481

		13,029,111

Morgan Stanley Variable Investment Series - Global Infrastructure Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

	Transmission & Distribution
22,870	ITC Holdings Corp.		$1,759,618
45,680	Northeast Utilities		1,695,642
21,180	NSTAR		1,029,983
12,860	Pepco Holdings, Inc.		242,925

			4,728,168

	Water
15,810	American Water Works Co., Inc.		538,014

	Total United States		28,366,366

	Total Common Stocks (Cost $58,695,916)		72,784,701

NUMBER OF SHARES (000)
	Short-Term Investment (1.4%)
	Investment Company
1,016	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $1,016,272)(e)		1,016,272

	Total Investments (Cost $59,712,188) (f)	99.7%	73,800,973
	Other Assets in Excess of Liabilities	0.3	206,051

	Net Assets	100.0%	$74,007,024

ADR	American Depositary Receipt.
(a)	Comprised of securities in separate entities that are traded as a single stapled security.
(b)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(c)	Non-income producing security.
(d)	Security trades on the Hong Kong exchange.
(e)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series - Global Infrastructure Portfolio

Summary of Investments ¡ March 31, 2012 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Oil & Gas Storage & Transportation	$35,376,330	47.9%
Transmission & Distribution	12,310,242	16.7
Communications	10,992,455	14.9
Toll Roads	5,136,928	7.0
Water	3,246,380	4.4
Diversified	2,709,438	3.7
Airports	2,017,759	2.7
Investment Company	1,016,272	1.4
Ports	995,169	1.3

	$73,800,973	100.0%

Morgan Stanley Variable Investment Series - European Equity Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.4%)
	Belgium (1.9%)
	Chemicals
19,196	Umicore SA	$1,057,478

	Finland (1.5%)
	Machinery
15,133	Kone Oyj, Class B (a)	843,039

	France (11.4%)
	Commercial Banks
24,882	BNP Paribas SA	1,180,560
27,500	Societe Generale SA	805,605

		1,986,165

	Electrical Equipment
17,194	Schneider Electric SA	1,123,421

	Hotels, Restaurants & Leisure
22,465	Accor SA	802,071

	Media
33,459	SES SA	830,234

	Metals & Mining
40,982	ArcelorMittal	783,245

	Multi-Utilities
32,274	GDF Suez	833,759

	Total France	6,358,895

	Germany (13.8%)
	Automobiles
24,323	Daimler AG (Registered)	1,466,593

	Health Care Providers & Services
11,452	Fresenius SE & Co. KGaA	1,174,382

	Industrial Conglomerates
16,298	Siemens AG (Registered)	1,643,072

	Insurance
6,759	Muenchener Rueckversicherungs AG (Registered)	1,019,087

	Machinery
8,588	MAN SE	1,143,434

	Pharmaceuticals
17,685	Bayer AG (Registered)	1,243,951

	Total Germany	7,690,519

	Netherlands (2.0%)
	Media
84,601	Reed Elsevier N.V.	1,080,482

	Portugal (1.2%)
	Oil, Gas & Consumable Fuels
41,070	Galp Energia SGPS SA, Class B	675,924

	Spain (3.5%)
	Commercial Banks
128,209	Banco Bilbao Vizcaya Argentaria SA	1,020,311

	Information Technology Services
49,875	Amadeus IT Holding SA, Class A	941,234

	Total Spain	1,961,545

	Switzerland (14.3%)
	Food Products
45,718	Nestle SA (Registered)	2,876,684

Morgan Stanley Variable Investment Series - European Equity Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

	Insurance
4,992	Zurich Financial Services AG (b)	$1,341,596

	Pharmaceuticals
33,141	Novartis AG (Registered)	1,834,191
10,749	Roche Holding AG (Genusschein)	1,870,686

		3,704,877

	Total Switzerland	7,923,157

	United Kingdom (48.8%)
	Aerospace & Defense
109,227	Rolls-Royce Holdings PLC (b)	1,418,635

	Commercial Banks
318,655	Barclays PLC	1,199,043
256,148	HSBC Holdings PLC	2,273,066

		3,472,109

	Food & Staples Retailing
192,184	WM Morrison Supermarkets PLC	916,048

	Household Products
23,094	Reckitt Benckiser Group PLC	1,305,050

	Insurance
103,116	Prudential PLC	1,232,883

	Metals & Mining
33,758	Anglo American PLC	1,261,885
68,429	Xstrata PLC	1,168,950

		2,430,835

	Oil, Gas & Consumable Fuels
82,123	BG Group PLC	1,902,032
273,867	BP PLC	2,026,203
63,588	Royal Dutch Shell PLC, Class A	2,220,818
42,293	Tullow Oil PLC	1,032,980

		7,182,033

	Pharmaceuticals
79,035	GlaxoSmithKline PLC	1,765,407

	Professional Services
81,434	Experian PLC	1,269,323

	Specialty Retail
257,455	Carphone Warehouse Group PLC	617,699

	Tobacco
37,804	British American Tobacco PLC	1,905,029
37,449	Imperial Tobacco Group PLC	1,518,458

		3,423,487

	Wireless Telecommunication Services
761,337	Vodafone Group PLC	2,096,981

	Total United Kingdom	27,130,490

	Total Common Stocks (Cost $46,045,314)	54,721,529

PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investments (1.4%)
	Securities held as Collateral on Loaned Securities (0.2%)
	Repurchase Agreements (0.0%)
$ 2	Barclays Capital, Inc. (0.15%, dated 03/30/12, due 04/02/12; proceeds $1,925; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.00% due 01/01/42; valued at $1,963)	1,925

Morgan Stanley Variable Investment Series - European Equity Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

$ 12	Merrill Lynch & Co., Inc. (0.25%, dated 03/30/12, due 04/02/12; proceeds $11,886; fully collateralized by Common Stocks; Alliance Data Systems Corp.; American International Group, Inc.; Boeing Co. (The); Energy Transfer Equity LP; Freeport-McMoRan Copper & Gold, Inc.; GNC Holding; Hershey Co. (The); L-3 Communications Holdings, Inc.; McKesson Corp.; Teva Pharmaceutical Industries Ltd.; Two Harbors Investment Corp.; Vale SA; valued at $12,837)		$11,886

	Total Repurchase Agreements (Cost $13,811)		13,811

NUMBER OF SHARES (000)
	Investment Company (0.2%)
72	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $72,452)(c)		72,452

	Total Securities held as Collateral on Loaned Securities (Cost $86,263)		86,263

	Investment Company (1.2%)
684	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $684,483)(c)		684,483

	Total Short-Term Investments (Cost $770,746)		770,746

	Total Investments (Cost $46,816,060) (d)(e)	99.8%	55,492,275
	Other Assets in Excess of Liabilities	0.2	107,071

	Net Assets	100.0%	$55,599,346

(a)	The value of loaned securities and related collateral outstanding at March 31, 2012 were $84,324 and $86,525, respectively. The Portfolio received cash collateral of $86,263 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of March 31, 2012, there was uninvested cash of $262 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.
(b)	Non-income producing security.
(c)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(d)	Securities are available for collateral in connection with open foreign currency exchange contracts.
(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series - European Equity Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

Foreign Currency Exchange Contracts Open at March 31, 2012:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED DEPRECIATION
State Street Bank London	GBP	3,580,000	EUR	4,290,765	04/13/12	$ (3,008)

Currency Abbreviations:

EUR	Euro.
GBP	British Pound.

Morgan Stanley Variable Investment Series - European Equity Portfolio

Summary of Investments ¡ March 31, 2012 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Oil, Gas & Consumable Fuels	$7,857,957		14.2%
Pharmaceuticals	6,714,235		12.1
Commercial Banks	6,478,585		11.7
Insurance	3,593,566		6.5
Tobacco	3,423,487		6.2
Metals & Mining	3,214,080		5.8
Food Products	2,876,684		5.2
Wireless Telecommunication Services	2,096,981		3.8
Machinery	1,986,473		3.6
Media	1,910,716		3.4
Industrial Conglomerates	1,643,072		3.0
Automobiles	1,466,593		2.6
Aerospace & Defense	1,418,635		2.6
Household Products	1,305,050		2.4
Professional Services	1,269,323		2.3
Health Care Providers & Services	1,174,382		2.1
Electrical Equipment	1,123,421		2.0
Chemicals	1,057,478		1.9
Information Technology Services	941,234		1.7
Food & Staples Retailing	916,048		1.7
Multi-Utilities	833,759		1.5
Hotels, Restaurants & Leisure	802,071		1.4
Investment Company	684,483		1.2
Specialty Retail	617,699		1.1

	$55,406,012	+	100.0%

+	Does not reflect the value of securities held as collateral on loaned securities. Also, does not included open foreign currency exchange contracts with a net unrealized depreciation of $3,008.

Morgan Stanley Variable Investment Series - Multi Cap Growth Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (96.4%)
	Air Transport (1.8%)
99,774	Expeditors International of Washington, Inc.	$4,640,489

	Alternative Energy (3.2%)
83,131	Range Resources Corp.	4,833,236
148,930	Ultra Petroleum Corp. (a)	3,370,286

		8,203,522

	Asset Management & Custodian (1.6%)
93,388	Greenhill & Co., Inc.	4,075,452

	Biotechnology (2.4%)
119,079	Illumina, Inc. (a)	6,264,746

	Chemicals: Diversified (2.7%)
88,176	Monsanto Co.	7,032,918

	Commercial Finance & Mortgage Companies (1.6%)
678,216	BM&F Bovespa SA (Brazil)	4,176,038

	Commercial Services (4.7%)
116,323	CoStar Group, Inc. (a)	8,032,103
149,527	Leucadia National Corp.	3,902,655

		11,934,758

	Communications Technology (3.8%)
192,660	Motorola Solutions, Inc.	9,792,908

	Computer Services, Software & Systems (20.0%)
57,172	Baidu, Inc. ADR (China) (a)	8,333,962
327,898	Facebook, Inc., Class B (a)(b)(c)	10,299,276
22,266	Google, Inc., Class A (a)	14,277,850
73,852	LinkedIn Corp., Class A (a)	7,532,166
43,014	Salesforce.com, Inc. (a)	6,646,093
311,425	Zynga, Inc., Class A (a)	4,095,239

		51,184,586

	Computer Technology (13.9%)
49,111	Apple, Inc. (a)	29,440,571
225,525	Yandex N.V., Class A (Russia) (a)	6,059,857

		35,500,428

	Diversified Retail (14.2%)
100,899	Amazon.com, Inc. (a)	20,433,056
154,689	Fastenal Co.	8,368,675
237,173	Groupon, Inc. (a)	4,359,240
29,156	NetFlix, Inc. (a)	3,354,106

		36,515,077

	Financial Data & Systems (5.0%)
171,878	MSCI, Inc., Class A (a)	6,326,829
138,521	Verisk Analytics, Inc., Class A (a)	6,506,331

		12,833,160

	Health Care Services (3.8%)
130,984	athenahealth, Inc. (a)	9,708,534

	Medical Equipment (3.6%)
17,157	Intuitive Surgical, Inc. (a)	9,294,805

	Metals & Minerals: Diversified (2.5%)
2,682,715	Lynas Corp. Ltd. (Australia) (a)	3,042,884
101,487	Molycorp, Inc. (a)	3,433,305

		6,476,189

	Pharmaceuticals (3.0%)
91,692	Mead Johnson Nutrition Co.	7,562,756

Morgan Stanley Variable Investment Series - Multi Cap Growth Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

	Real Estate Investment Trusts (REIT) (3.2%)
262,908	Brookfield Asset Management, Inc., Class A (Canada)		$8,300,006

	Recreational Vehicles & Boats (3.4%)
287,062	Edenred (France)		8,637,197

	Wholesale & International Trade (2.0%)
2,198,000	Li & Fung Ltd. (d)		5,043,862

	Total Common Stocks (Cost $169,347,420)		247,177,431

	Convertible Preferred Stocks (1.2%)
	Alternative Energy (1.0%)
586,326	Better Place, Inc. (a)(b)(c)		2,661,920

	Computer Services, Software & Systems (0.2%)
28,236	Workday, Inc. (a)(b)(c)		374,409

	Total Convertible Preferred Stocks (Cost $1,840,224)		3,036,329

NUMBER OF SHARES (000)
	Short-Term Investment (2.9%)
	Investment Company
7,448	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $7,448,127) (e)		7,448,127

	Total Investments (Cost $178,635,771) (f)	100.5%	257,661,887
	Liabilities in Excess of Other Assets	(0.5)	(1,303,672)

	Net Assets	100.0%	$256,358,215

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	At March 31, 2012, the Portfolio held fair valued securities valued at $13,335,605, representing 5.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(c)	Illiquid security. Resale is restricted to qualified institutional investors.
(d)	Security trades on the Hong Kong exchange.
(e)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series - Aggressive Equity Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (96.1%)
	Air Transport (1.8%)
12,545	Expeditors International of Washington, Inc.	$583,468

	Alternative Energy (3.1%)
10,066	Range Resources Corp.	585,237
18,034	Ultra Petroleum Corp. (a)	408,110

		993,347

	Asset Management & Custodian (1.5%)
11,308	Greenhill & Co., Inc.	493,481

	Biotechnology (2.4%)
14,419	Illumina, Inc. (a)	758,584

	Chemicals: Diversified (2.8%)
11,087	Monsanto Co.	884,299

	Commercial Finance & Mortgage Companies (1.6%)
85,278	BM&F Bovespa SA (Brazil)	525,090

	Commercial Services (4.6%)
14,085	CoStar Group, Inc. (a)	972,569
18,801	Leucadia National Corp.	490,706

		1,463,275

	Communications Technology (3.8%)
23,944	Motorola Solutions, Inc.	1,217,074

	Computer Services, Software & Systems (19.9%)
7,189	Baidu, Inc. ADR (China) (a)	1,047,940
39,222	Facebook, Inc., Class B (a)(b)(c)	1,231,963
2,800	Google, Inc., Class A (a)	1,795,472
9,286	LinkedIn Corp., Class A (a)	947,079
5,409	Salesforce.com, Inc. (a)	835,745
38,974	Zynga, Inc., Class A (a)	512,508

		6,370,707

	Computer Technology (13.9%)
6,175	Apple, Inc. (a)	3,701,727
28,161	Yandex N.V., Class A (Russia) (a)	756,686

		4,458,413

	Diversified Retail (14.3%)
12,687	Amazon.com, Inc. (a)	2,569,244
19,450	Fastenal Co.	1,052,245
29,822	Groupon, Inc. (a)	548,128
3,666	NetFlix, Inc. (a)	421,737

		4,591,354

	Financial Data & Systems (5.0%)
21,612	MSCI, Inc., Class A (a)	795,538
17,417	Verisk Analytics, Inc., Class A (a)	818,076

		1,613,614

	Health Care Services (3.7%)
16,213	athenahealth, Inc. (a)	1,201,708

	Medical Equipment (3.6%)
2,157	Intuitive Surgical, Inc. (a)	1,168,555

	Metals & Minerals: Diversified (2.4%)
324,848	Lynas Corp. Ltd. (Australia) (a)	368,460
12,289	Molycorp, Inc. (a)	415,737

		784,197

	Pharmaceuticals (3.0%)
11,529	Mead Johnson Nutrition Co.	950,912

Morgan Stanley Variable Investment Series - Aggressive Equity Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

	Real Estate Investment Trusts (REIT) (3.3%)
33,058	Brookfield Asset Management, Inc., Class A (Canada)		$1,043,641

	Recreational Vehicles & Boats (3.4%)
36,095	Edenred (France)		1,086,036

	Wholesale & International Trade (2.0%)
276,000	Li & Fung Ltd. (d)		633,351

	Total Common Stocks (Cost $21,283,312)		30,821,106

	Convertible Preferred Stocks (1.1%)
	Alternative Energy (1.0%)
70,908	Better Place, Inc. (a)(b)(c)		321,922

	Computer Services, Software & Systems (0.1%)
3,313	Workday, Inc. (a)(b)(c)		43,931

	Total Convertible Preferred Stocks (Cost $221,201)		365,853

NUMBER OF SHARES (000)
	Short-Term Investment (3.4%)
	Investment Company
1,090	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $1,090,281) (e)		1,090,281

	Total Investments (Cost $22,594,794) (f)	100.6%	32,277,240
	Liabilities in Excess of Other Assets	(0.6)	(194,024)

	Net Assets	100.0%	$32,083,216

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Illiquid security. Resale is restricted to qualified institutional investors.
(c)	At March 31, 2012, the Portfolio held fair valued securities valued at $1,597,816, representing 5.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(d)	Security trades on the Hong Kong exchange.
(e)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series - Strategist Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (59.1%)
	Aerospace & Defense (2.0%)
52,230	Raytheon Co.	$2,756,699

	Auto Components (1.1%)
45,180	Johnson Controls, Inc.	1,467,446

	Chemicals (1.8%)
47,270	EI du Pont de Nemours & Co.	2,500,583

	Computers & Peripherals (0.7%)
40,115	Hewlett-Packard Co.	955,941

	Diversified Financial Services (2.4%)
71,445	JPMorgan Chase & Co.	3,285,041

	Diversified Telecommunication Services (3.1%)
38,980	CenturyLink, Inc.	1,506,577
69,870	Verizon Communications, Inc.	2,671,130

		4,177,707

	Food & Staples Retailing (1.1%)
77,350	Safeway, Inc.	1,563,244

	Food Products (1.8%)
94,270	ConAgra Foods, Inc.	2,475,530

	Hotels, Restaurants & Leisure (5.4%)
29,050	McDonald’s Corp.	2,849,805
63,080	Yum! Brands, Inc.	4,490,034

		7,339,839

	Industrial Conglomerates (4.3%)
134,870	General Electric Co.	2,706,841
57,090	Tyco International Ltd.	3,207,316

		5,914,157

	Information Technology Services (2.0%)
13,300	International Business Machines Corp.	2,775,045

	Insurance (2.3%)
45,050	Chubb Corp. (The)	3,113,406

	Machinery (1.8%)
42,525	Illinois Tool Works, Inc.	2,429,028

	Media (2.1%)
74,380	Time Warner, Inc.	2,807,845

	Multi-Utilities (1.7%)
43,680	Integrys Energy Group, Inc.	2,314,603

	Oil, Gas & Consumable Fuels (6.2%)
26,550	Chevron Corp.	2,847,222
39,035	ConocoPhillips	2,967,050
30,900	Exxon Mobil Corp.	2,679,957

		8,494,229

	Paper & Forest Products (1.1%)
47,670	MeadWestvaco Corp.	1,505,895

	Pharmaceuticals (5.3%)
55,675	Abbott Laboratories	3,412,321
113,640	Bristol-Myers Squibb Co.	3,835,350

		7,247,671

	Road & Rail (1.6%)
32,410	Norfolk Southern Corp.	2,133,550

	Semiconductors & Semiconductor Equipment (1.7%)
83,805	Intel Corp.	2,355,759

Morgan Stanley Variable Investment Series - Strategist Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

	Software (2.3%)
99,060	Microsoft Corp.	$3,194,685

	Specialty Retail (2.6%)
71,305	Home Depot, Inc.	3,587,355

	Textiles, Apparel & Luxury Goods (1.8%)
16,710	VF Corp.	2,439,326

	Tobacco (2.9%)
28,700	Philip Morris International, Inc.	2,543,107
34,280	Reynolds American, Inc.	1,420,563

		3,963,670

	Total Common Stocks (Cost $73,384,492)	80,798,254

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Corporate Bonds (7.8%)
	Basic Materials (0.6%)
$105	Air Products & Chemicals, Inc.	2.00%	08/02/16	107,338
100	Anglo American Capital PLC (United Kingdom) (a)	9.375	04/08/19	131,573
15	ArcelorMittal (Luxembourg)	7.00	10/15/39	14,369
50	ArcelorMittal (Luxembourg)	9.85	06/01/19	60,244
60	Barrick Gold Corp. (Canada)	3.85	04/01/22	60,077
55	Barrick North America Finance LLC	4.40	05/30/21	58,083
105	Cliffs Natural Resources, Inc.	4.875	04/01/21	108,963
50	Ecolab, Inc.	3.00	12/08/16	52,046
35	Georgia-Pacific LLC	7.75	11/15/29	43,727
50	Georgia-Pacific LLC	8.875	05/15/31	67,630
75	Kinross Gold Corp. (Canada) (a)	5.125	09/01/21	76,296
60	Vale Overseas Ltd. (Brazil)	5.625	09/15/19	67,351
30	Valspar Corp.	4.20	01/15/22	30,775

				878,472

	Communications (0.9%)
50	AT&T, Inc.	3.875	08/15/21	52,989
85	AT&T, Inc.	6.30	01/15/38	100,243
50	CBS Corp.	8.875	05/15/19	65,783
45	CenturyLink, Inc.	6.45	06/15/21	46,273
50	Comcast Corp.	5.15	03/01/20	57,620
45	Comcast Corp.	5.70	05/15/18	53,180
15	Comcast Corp.	6.45	03/15/37	18,013
45	Deutsche Telekom International Finance BV (Germany)	8.75	06/15/30	62,012
40	NBC Universal Media LLC	4.375	04/01/21	42,926
65	NBC Universal Media LLC	5.15	04/30/20	73,691
65	News America, Inc.	4.50	02/15/21	69,439
40	Qwest Corp.	6.875	09/15/33	39,800
55	Telstra Corp., Ltd. (Australia) (a)	4.80	10/12/21	59,896
55	Time Warner, Inc.	4.75	03/29/21	60,515
25	Time Warner, Inc.	4.875	03/15/20	27,708
40	Time Warner, Inc.	5.875	11/15/16	46,900
25	Time Warner, Inc.	7.70	05/01/32	32,699
35	Verizon Communications, Inc.	4.60	04/01/21	38,909
55	Verizon Communications, Inc.	8.95	03/01/39	85,270
45	Vivendi SA (France) (a)	6.625	04/04/18	50,616
100	WPP Finance UK (United Kingdom)	8.00	09/15/14	114,717

				1,199,199

	Consumer, Cyclical (0.4%)
90	Best Buy Co., Inc.	3.75	03/15/16	90,831
65	Gap, Inc. (The)	5.95	04/12/21	65,708
40	Hyatt Hotels Corp. (a)	6.875	08/15/19	46,186
20	Ingram Micro, Inc.	5.25	09/01/17	21,108

Morgan Stanley Variable Investment Series - Strategist Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

$30	Macy’s Retail Holdings, Inc.	3.875%	01/15/22	$30,147
70	VF Corp.	3.50	09/01/21	71,976
100	Volkswagen International Finance N.V. (Germany) (a)	2.375	03/22/17	100,457
40	Wal-Mart Stores, Inc.	5.25	09/01/35	45,648
45	Wesfarmers Ltd. (Australia) (a)	2.983	05/18/16	46,082
5	Yum! Brands, Inc.	6.875	11/15/37	6,408

				524,551

	Consumer, Non-Cyclical (1.1%)
50	Altria Group, Inc.	4.125	09/11/15	54,588
60	Altria Group, Inc.	9.25	08/06/19	80,798
50	BAT International Finance PLC (United Kingdom)(a)	9.50	11/15/18	68,293
60	Boston Scientific Corp.	6.00	01/15/20	68,977
45	Bunge Ltd. Finance Corp.	8.50	06/15/19	55,048
90	Cigna Corp.	2.75	11/15/16	91,221
45	ConAgra Foods, Inc.	8.25	09/15/30	57,278
65	Coventry Health Care, Inc.	5.45	06/15/21	71,282
96	Delhaize Group SA (Belgium)	5.70	10/01/40	89,038
65	Gilead Sciences, Inc.	4.50	04/01/21	68,982
30	Gilead Sciences, Inc.	5.65	12/01/41	32,164
100	Grupo Bimbo SAB de CV (Mexico) (a)	4.875	06/30/20	105,881
50	Kraft Foods, Inc.	6.50	02/09/40	61,746
70	Life Technologies Corp.	6.00	03/01/20	80,210
50	Quest Diagnostics, Inc.	6.95	07/01/37	61,259
75	Sanofi (France)	4.00	03/29/21	81,839
120	Teva Pharmaceutical Finance IV BV (Israel)	3.65	11/10/21	121,718
65	UnitedHealth Group, Inc.	6.625	11/15/37	82,512
55	Verisk Analytics, Inc.	5.80	05/01/21	58,826
65	Woolworths Ltd. (Australia) (a)	4.00	09/22/20	66,916

				1,458,576

	Energy (0.6%)
45	Anadarko Petroleum Corp.	6.95	06/15/19	55,014
60	Energy Transfer Partners LP	8.50	04/15/14	67,834
35	Enterprise Products Operating LLC	5.25	01/31/20	39,150
90	Enterprise Products Operating LLC, Series N	6.50	01/31/19	106,957
50	EQT Corp.	4.875	11/15/21	50,695
75	Hess Corp.	6.00	01/15/40	86,214
50	Kinder Morgan Energy Partners LP	5.95	02/15/18	58,470
35	Marathon Petroleum Corp.	5.125	03/01/21	38,136
50	Phillips 66 (a)	4.30	04/01/22	50,963
60	Plains All American Pipeline LP/PAA Finance Corp.	6.70	05/15/36	70,281
60	Plains All American Pipeline LP/PAA Finance Corp.	8.75	05/01/19	78,258
50	Spectra Energy Capital LLC	7.50	09/15/38	63,123
55	Texas Eastern Transmission LP	7.00	07/15/32	67,961

				833,056

	Finance (3.0%)
100	ABB Treasury Center USA, Inc. (Switzerland) (a)	2.50	06/15/16	102,066
100	Abbey National Treasury Services PLC (United Kingdom) (a)	3.875	11/10/14	100,716
75	Aegon N.V. (Netherlands)	4.625	12/01/15	79,562
100	Australia & New Zealand Banking Group Ltd. (Australia) (a)	4.875	01/12/21	109,174
170	Bear Stearns Cos. LLC (The)	7.25	02/01/18	205,240
130	Berkshire Hathaway, Inc.	3.75	08/15/21	134,538
75	BNP Paribas SA (France)	5.00	01/15/21	75,829
75	Brandywine Operating Partnership LP	4.95	04/15/18	76,577
45	Brookfield Asset Management, Inc. (Canada)	5.80	04/25/17	48,789
35	Citigroup, Inc. (b)	5.875	05/29/37	36,057
70	Citigroup, Inc. (b)	6.125	05/15/18	78,570

Morgan Stanley Variable Investment Series - Strategist Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

$95	CNA Financial Corp.	5.75%	08/15/21	$101,419
70	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	3.375	01/19/17	71,643
240	Credit Suisse (Switzerland)	5.40	01/14/20	247,461
25	Credit Suisse (Switzerland)	6.00	02/15/18	27,104
60	Dexus Diversified Trust/Dexus Office Trust (Australia) (a)	5.60	03/15/21	59,873
115	Digital Realty Trust LP	4.50	07/15/15	120,821
25	ERP Operating LP	4.625	12/15/21	26,374
140	Farmers Exchange Capital (a)	7.05	07/15/28	153,329
60	General Electric Capital Corp.	5.30	02/11/21	65,098
145	General Electric Capital Corp., Series G	6.00	08/07/19	169,582
75	Genworth Financial, Inc.	7.20	02/15/21	76,505
45	Harley-Davidson Funding Corp. (a)	6.80	06/15/18	52,668
60	Hartford Financial Services Group, Inc.	5.50	03/30/20	64,226
130	HBOS PLC, Series G (United Kingdom) (a)	6.75	05/21/18	122,164
70	HSBC Holdings PLC (United Kingdom)	4.00	03/30/22	69,527
60	JPMorgan Chase & Co.	4.25	10/15/20	61,541
15	JPMorgan Chase & Co.	4.95	03/25/20	16,206
70	Lloyds TSB Bank PLC (United Kingdom)	6.375	01/21/21	75,265
50	Macquarie Bank Ltd. (Australia)(a)	6.625	04/07/21	50,275
55	Macquarie Group Ltd. (Australia)(a)	6.00	01/14/20	55,018
225	Merrill Lynch & Co., Inc., MTN	6.875	04/25/18	250,445
35	MetLife, Inc. (c)	7.717	02/15/19	44,220
170	Nationwide Building Society (United Kingdom) (a)	6.25	02/25/20	176,487
50	Nationwide Financial Services (a)	5.375	03/25/21	51,276
75	Pacific LifeCorp (a)	6.00	02/10/20	81,884
60	Platinum Underwriters Finance, Inc., Series B	7.50	06/01/17	64,218
50	Principal Financial Group, Inc.	8.875	05/15/19	63,913
40	Prudential Financial, Inc., MTN	6.625	12/01/37	46,339
25	Santander Holdings USA, Inc. (Spain)	4.625	04/19/16	25,356
70	SLM Corp., MTN	6.25	01/25/16	72,861
100	Standard Chartered Bank (United Kingdom) (a)	6.40	09/26/17	111,442
45	UDR, Inc., Series 0001 MTN	4.625	01/10/22	46,156
60	Wachovia Corp.	5.625	10/15/16	66,956
95	Wells Fargo & Co.	5.625	12/11/17	110,220
80	Wells Operating Partnership II LP	5.875	04/01/18	81,118

				4,026,108

	Industrials (0.6%)
100	BAA Funding Ltd. (United Kingdom) (a)	4.875	07/15/21	102,143
65	Bemis Co., Inc.	4.50	10/15/21	68,050
90	Cooper US, Inc.	5.25	11/15/12	92,519
75	CRH America, Inc.	6.00	09/30/16	81,760
30	Holcim US Finance Sarl & Cie SCS (Switzerland) (a)	6.00	12/30/19	31,041
100	Koninklijke Philips Electronics (Netherlands)	3.75	03/15/22	100,800
75	L-3 Communications Corp.	4.95	02/15/21	78,597
10	Norfolk Southern Corp. (a)	4.837	10/01/41	10,351
50	Norfolk Southern Corp.	7.25	02/15/31	66,830
70	Sonoco Products Co.	5.75	11/01/40	74,628
40	Union Pacific Corp.	6.125	02/15/20	48,939
80	Waste Management, Inc.	6.125	11/30/39	97,708

				853,366

	Technology (0.3%)
50	Fiserv, Inc.	3.125	06/15/16	51,142
125	Hewlett-Packard Co.	4.65	12/09/21	131,022
100	International Business Machines Corp.	7.625	10/15/18	133,573
45	KLA-Tencor Corp.	6.90	05/01/18	53,722

				369,459

	Utilities (0.3%)
50	EDF SA (France) (a)	4.60	01/27/20	53,051
140	FirstEnergy Solutions Corp.	6.05	08/15/21	157,415

Morgan Stanley Variable Investment Series - Strategist Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

$75	Ohio Power Co., Series M	5.375%	10/01/21	$86,189
80	Oncor Electric Delivery Co., LLC	6.80	09/01/18	96,838
75	PPL WEM Holdings PLC (a)	3.90	05/01/16	78,105

				471,598

	Total Corporate Bonds (Cost $9,837,156)			10,614,385

	Sovereign (0.2%)
150	Brazilian Government International Bond (Brazil)	4.875	01/22/21	170,550
80	Mexico Government International Bond (Mexico)	3.625	03/15/22	82,000

	Total Sovereign (Cost $253,255)			252,550

	Municipal Bonds (0.4%)
75	Chicago, IL, Transit Authority	6.20	12/01/40	85,201
30	City of Chicago, IL, O’Hare International Airport Revenue	6.395	01/01/40	36,815
70	City of New York, NY, Series G-1	5.968	03/01/36	86,134
85	Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds	6.184	01/01/34	102,061
95	Municipal Electric Authority of Georgia	6.655	04/01/57	106,615
65	New York City, NY, Transitional Finance Authority	5.267	05/01/27	77,024
45	State of California,	5.95	04/01/16	51,044
30	General Obligation Bonds	6.65	03/01/22	36,182

	Total Municipal Bonds (Cost $496,205)			581,076

	Agency Fixed Rate Mortgages (0.0%)
2	Federal Home Loan Mortgage Corporation, Gold Pools:	6.50	05/01/29 - 12/01/31	2,794
1	Federal National Mortgage Association, Conventional Pool:	6.50	11/01/29	643

	Total Agency Fixed Rate Mortgages (Cost $3,129)			3,437

	Asset-Backed Securities (0.9%)
100	Ally Master Owner Trust	1.112(d)	01/15/16	100,892
31	Brazos Student Finance Corp.	1.374(d)	06/25/35	29,803
143	CVS Pass-Through Trust	6.036	12/10/28	156,803
200	FUEL Trust (a)	4.207	04/15/16	205,445
100	GE Dealer Floorplan Master Note Trust (a)	1.792(d)	10/20/14	100,816
175	Louisiana Public Facilities Authority	1.46(d)	04/26/27	170,221
150	Nissan Auto Receivables Owner Trust	1.18	02/16/15	151,221
180	PFS Financing Corp. (a)	1.742(d)	10/17/16	180,827
125	World Omni Automobile Lease Securitization Trust	1.49	10/15/14	125,943

	Total Asset-Backed Securities (Cost $1,201,041)			1,221,971

	U.S. Treasury Securities (12.7%)
	U.S. Treasury Bonds
1,830		3.50	02/15/39	1,901,485
430		3.875	08/15/40	475,688
730		6.875	08/15/25	1,079,031
	U.S. Treasury Notes
610		0.50	10/15/13	611,882
530		1.00	09/30/16	531,863
1,975		1.25	08/31/15	2,017,123
3,275		1.75	01/31/14 - 07/31/15	3,377,009
710		2.00	11/15/21	699,073
2,145		2.25	01/31/15 - 03/31/16	2,257,112
4,200		2.375	08/31/14 - 06/30/18	4,412,464

	Total U.S. Treasury Securities (Cost $17,028,851)			17,362,730

	U.S. Agency Securities (1.5%)
	Federal Home Loan Mortgage Corporation
150		3.75	03/27/19	168,573
45		6.75	03/15/31	64,978

Morgan Stanley Variable Investment Series - Strategist Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

	Federal National Mortgage Association
$500		1.25%	09/28/16	$503,398
700		4.375	10/15/15	789,009
450		5.375	06/12/17	542,475

	Total U.S. Agency Securities (Cost $1,993,375)			2,068,433

	Short-Term Investments (17.1%)
	U.S. Treasury Security (0.1%)
100	U.S. Treasury Bill (Cost $99,943) (e)(f)	0.136	08/30/12	99,951

NUMBER OF SHARES (000)
	Investment Company (17.0%)
23,185	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $23,184,587) (g)			23,184,587

	Total Short-Term Investments (Cost $23,284,530)			23,284,538

	Total Investments (Cost $127,482,034) (h)(i)		99.7%	136,187,374
	Other Assets in Excess of Liabilities		0.3	423,490

	Net Assets		100.0%	$136,610,864

MTN	Medium Term Note.
(a)	144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	For the three months ended March 31, 2012, the proceeds from sales of Citigroup, Inc., Agency Bond - Banking (FDIC Guaranteed), Common Stock and Corporate Bonds, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was $2,458,471, including net realized losses of $907,033.
(c)	For the three months ended March 31, 2012, there were no transactions in MetLife, Inc., Corporate Bond, and its affiliated broker/dealers, which may be deemed to be affiliates of the Fund under the Investment Company Act of 1940.
(d)	Variable/Floating Rate Security - Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2012.
(e)	Rate shown is the yield to maturity at March 31, 2012.
(f)	A portion of this security has been physically segregated in connection with open futures contracts and swap agreements.
(g)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(h)	Securities are available for collateral in connection with open foreign currency exchange contracts, futures contracts and swap agreements.
(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series - Strategist Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

Foreign Currency Exchange Contracts Open at March 31, 2012:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	NOK	512,490		$91,306	04/04/12	$ 1,316
UBS AG	NOK	98		$17	04/04/12	(—@)
UBS AG	NOK	517,412		$91,200	04/04/12	346
UBS AG		$181,834	NOK	1,030,000	04/04/12	(973)
Goldman Sachs		$72,274	CHF	65,985	04/05/12	825
Goldman Sachs		$11	SEK	71	04/05/12	(—@)
UBS AG	CHF	66,000		$72,531	04/05/12	(584)
UBS AG	SEK	360,000		$53,954	04/05/12	(457)
UBS AG		$17	CHF	15	04/05/12	—@
UBS AG		$52,902	SEK	359,929	04/05/12	1,498

		Net Unrealized Appreciation				$ 1,971

@	Value is less than $1.

Morgan Stanley Variable Investment Series - Strategist Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

Futures Contracts Open at March 31, 2012:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
15	Long	U.S. Treasury 10 yr. Note, Jun-12	$1,942,266	$17,508
2	Short	U.S. Treasury 30 yr. Bond, Jun-12	(275,500)	7,313
3	Short	U.S. Treasury Ultra Long Bond, Jun-12	(452,906)	(7,341)
6	Short	U.S. Treasury 2 yr. Note, Jun-12	(1,320,844)	(1,797)

		Net Unrealized Appreciation		$15,683

Morgan Stanley Variable Investment Series - Strategist Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

Interest Rate Swap Agreements Open at March 31, 2012:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	$1,720	6 Month LIBOR	Pay	4.26%	08/18/26	$76,709
Bank of America	2,860	3 Month LIBOR	Pay	4.15	08/18/31	39,314
Bank of America	2,305	3 Month LIBOR	Receive	4.35	08/18/26	(40,808)
Bank of America	2,175	6 Month EURIBOR	Receive	3.61	08/18/31	(66,956)
Goldman Sachs	380	3 Month LIBOR	Receive	2.42	03/22/22	(5,164)
JPMorgan Chase Bank	184	3 Month LIBOR	Receive	2.43	03/22/22	(2,761)

		Net Unrealized Appreciation				$334

Morgan Stanley Variable Investment Series - Strategist Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

Zero Coupon Swap Agreements Open at March 31, 2012:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Capital	$515	3 Month LIBOR	Pay	11/15/19	$90,885
Barclays Capital	435	3 Month LIBOR	Receive	11/15/19	(166,987)

		Net Unrealized Depreciation			$(76,102)

EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.

Currency Abbreviations:

CHF	Swiss Franc.
NOK	Norwegian Krone.
SEK	Swedish Krona.

Morgan Stanley Variable Investment Series

Notes to Portfolio of Investments ¡ March 31, 2012 (unaudited)

Valuation of Investments - Money Market: Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Act. All remaining Portfolios: (1) An equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (4) swaps are marked-to-market daily based upon quotations from market makers; (5) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (6) futures are valued at the latest price published by the commodities exchange on which they trade; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited or Morgan Stanley Investment Management Company (each, a “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (8) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012.

Morgan Stanley Variable Investment Series - Money Market Portfolio

March 31, 2012 (unaudited) continued

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Assets:
Repurchase Agreements	—	$61,380,000	—	$61,380,000
Commercial Paper	—	20,045,748	—	20,045,748
Certificates of Deposit	—	9,000,002	—	9,000,002
Floating Rate Notes	—	10,000,000	—	10,000,000
Tax-Exempt Instruments	—	3,000,000	—	3,000,000
Total Assets	—	$103,425,750	—	$103,425,750

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Assets:
Fixed Income Securities
Corporate Bonds	—	$28,965,023	—	$28,965,023
Asset-Backed Securities	—	11,666,911	—	11,666,911
Non-U.S. Government - Guaranteed	—	6,097,884	—	6,097,884
U.S. Treasury Securities	—	5,894,892	—	5,894,892
Sovereign	—	604,058	—	604,058
Agency Fixed Rate Mortgages	—	373,271	—	373,271
Agency Adjustable Rate Mortgages	—	367,724	—	367,724
Collateralized Mortgage Obligation - Agency Collateral Series	—	349,203	—	349,203
Municipal Bond	—	301,167	—	301,167
Commercial Mortgage Backed Security	—	204,251	—	204,251
Total Fixed Income Securities	—	54,824,384	—	54,824,384
Short-Term Investments
U.S. Treasury Security	—	384,812	—	384,812
Investment Company	$1,050,624	—	—	1,050,624
Total Short-Term Investments	1,050,624	384,812	—	1,435,436
Futures Contracts	4,094	—	—	4,094
Zero Coupon Swap Agreements	—	343,917	—	343,917
Total Assets	1,054,718	55,553,113	—	56,607,831
Liabilities:
Futures Contracts	(38,438)	—	—	(38,438)
Zero Coupon Swap Agreements	—	(615,271)	—	(615,271)
Total Liabilities	(38,438)	(615,271)	—	(653,709)
Total	$1,016,280	$54,937,842	—	$55,954,122

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Assets:
Fixed Income Securities
Corporate Bonds	—	$179,972,532	—	$179,972,532
Asset-Backed Securities	—	2,825,431	—	2,825,431
Municipal Bond	—	680,586	—	680,586
Sovereign	—	409,860	—	409,860
Agency Fixed Rate Mortgage	—	1,572	—	1,572
Total Fixed Income Securities	—	183,889,981	—	183,889,981
Convertible Preferred Stocks	$582,677	—	—	582,677
Preferred Stock	525,175	—	—	525,175
Short-Term Investments
U.S. Treasury Security	—	174,914	—	174,914
Investment Company	6,011,469	—	—	6,011,469
Total Short-Term Investments	6,011,469	174,914	—	6,186,383
Foreign Currency Exchange Contracts	—	3,989	—	3,989
Futures Contracts	224,078	—	—	224,078
Total Assets	7,343,399	184,068,884	—	191,412,283
Liabilities:
Futures Contracts	(192,652)	—	—	(192,652)
Credit Default Swap Agreements	—	(18,201)	—	(18,201)
Interest Rate Swap Agreements	—	(45,937)	—	(45,937)
Total Liabilities	(192,652)	(64,138)	—	(256,790)
Total	$7,150,747	$184,004,746	—	$191,155,493

Morgan Stanley Variable Investment Series - Global Infrastructure Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Assets:
Common Stocks
Airports	$2,017,759	—	—	$2,017,759
Communications	10,992,455	—	—	10,992,455
Diversified	2,709,438	—	—	2,709,438
Oil & Gas Storage & Transportation	35,376,330	—	—	35,376,330
Ports	995,169	—	—	995,169
Toll Roads	5,136,928	—	—	5,136,928
Transmission & Distribution	12,310,242	—	—	12,310,242
Water	3,246,380	—	—	3,246,380
Total Common Stocks	72,784,701	—	—	72,784,701
Short-Term Investment - Investment Company	1,016,272	—	—	1,016,272
Total Assets	$73,800,973	—	—	$73,800,973

Morgan Stanley Variable Investment Series - European Equity Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Assets:
Common Stocks
Aerospace & Defense	$1,418,635	—	—	$1,418,635
Automobiles	1,466,593	—	—	1,466,593
Chemicals	1,057,478	—	—	1,057,478
Commercial Banks	6,478,585	—	—	6,478,585
Electrical Equipment	1,123,421	—	—	1,123,421
Food & Staples Retailing	916,048	—	—	916,048
Food Products	2,876,684	—	—	2,876,684
Health Care Providers & Services	1,174,382	—	—	1,174,382
Hotels, Restaurants & Leisure	802,071	—	—	802,071
Household Products	1,305,050	—	—	1,305,050
Industrial Conglomerates	1,643,072	—	—	1,643,072
Information Technology Services	941,234	—	—	941,234
Insurance	3,593,566	—	—	3,593,566
Machinery	1,986,473	—	—	1,986,473
Media	1,910,716	—	—	1,910,716
Metals & Mining	3,214,080	—	—	3,214,080
Multi-Utilities	833,759	—	—	833,759
Oil, Gas & Consumable Fuels	7,857,957	—	—	7,857,957
Pharmaceuticals	6,714,235	—	—	6,714,235
Professional Services	1,269,323	—	—	1,269,323
Specialty Retail	617,699	—	—	617,699
Tobacco	3,423,487	—	—	3,423,487
Wireless Telecommunication Services	2,096,981	—	—	2,096,981
Total Common Stocks	54,721,529	—	—	54,721,529
Short-Term Investments
Investment Company	756,935	—	—	756,935
Repurchase Agreements	—	$13,811	—	13,811
Total Short-Term Investments	756,935	13,811	—	770,746
Total Assets	55,478,464	13,811	—	55,492,275
Liabilities:
Foreign Currency Exchange Contract	—	(3,008)	—	(3,008)
Total	$55,478,464	$10,803	—	$55,489,267

Morgan Stanley Variable Investment Series - Multi Cap Growth Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Assets:
Common Stocks
Air Transport	$4,640,489	—	—	$4,640,489
Alternative Energy	8,203,522	—	—	8,203,522
Asset Management & Custodian	4,075,452	—	—	4,075,452
Biotechnology	6,264,746	—	—	6,264,746
Chemicals: Diversified	7,032,918	—	—	7,032,918
Commercial Finance & Mortgage Companies	4,176,038	—	—	4,176,038
Commercial Services	11,934,758	—	—	11,934,758
Communications Technology	9,792,908	—	—	9,792,908
Computer Services, Software & Systems	40,885,310	—	$10,299,276	51,184,586
Computer Technology	35,500,428	—	—	35,500,428
Diversified Retail	36,515,077	—	—	36,515,077
Financial Data & Systems	12,833,160	—	—	12,833,160
Health Care Services	9,708,534	—	—	9,708,534
Medical Equipment	9,294,805	—	—	9,294,805
Metals & Minerals: Diversified	6,476,189	—	—	6,476,189
Pharmaceuticals	7,562,756	—	—	7,562,756
Real Estate Investment Trusts (REIT)	8,300,006	—	—	8,300,006
Recreational Vehicles & Boats	8,637,197	—	—	8,637,197
Wholesale & International Trade	5,043,862	—	—	5,043,862
Total Common Stocks	236,878,155	—	10,299,276	247,177,431
Convertible Preferred Stocks	—	—	3,036,329	3,036,329
Short-Term Investment - Investment Company	7,448,127	—	—	7,448,127
Total Assets	$244,326,282	—	$13,335,605	$257,661,887

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2012.

	Fair Value at March 31, 2012	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Common Stocks
Computer Services, Software & Systems	$10,299,276	Market Transaction	Purchase Price of Preferred	—	—	—	—
		Discounted cash flow	Weighted average cost of capital	8%	12%	10%	Decrease
			Perpetual growth rate	2.0%	3.0%	2.5%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	3.2x	11.7x	7.5x	Increase
			Discount for lack of marketability	10%	10%	10%	Decrease
Convertible Preferred Stocks
Alternative Energy	$2,661,920	Market Transaction	Purchase Price of Preferred	—	—	—	—
		Discounted cash flow	Weighted average cost of capital	18%	23%	20%	Decrease
			Perpetual growth rate	2.5%	3.5%	3.0%	Increase
Computer Services, Software & Systems	$374,409	Market Transaction	Purchase Price of Preferred	—	—	—	—
		Discounted cash flow	Weighted average cost of capital	13%	18%	15%	Decrease
			Perpetual growth rate	2.0%	3.0%	2.5%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	6.7x	15.7x	9.6x	Increase
			Discount for lack of marketability	N/A	N/A	N/A	Decrease
		Merger & Acquisition Transactions	Enterprise Value / Revenue	8.7x	10.8x	9.4x	Increase
			Discount for lack of control	25%	25%	25%	Decrease

Morgan Stanley Variable Investment Series - Aggressive Equity Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Assets:
Common Stocks
Air Transport	$583,468	—	—	$583,468
Alternative Energy	993,347	—	—	993,347
Asset Management & Custodian	493,481	—	—	493,481
Biotechnology	758,584	—	—	758,584
Chemicals: Diversified	884,299	—	—	884,299
Commercial Finance & Mortgage Companies	525,090	—	—	525,090
Commercial Services	1,463,275	—	—	1,463,275
Communications Technology	1,217,074	—	—	1,217,074
Computer Services, Software & Systems	5,138,744	—	$1,231,963	6,370,707
Computer Technology	4,458,413	—	—	4,458,413
Diversified Retail	4,591,354	—	—	4,591,354
Financial Data & Systems	1,613,614	—	—	1,613,614
Health Care Services	1,201,708	—	—	1,201,708
Medical Equipment	1,168,555	—	—	1,168,555
Metals & Minerals: Diversified	784,197	—	—	784,197
Pharmaceuticals	950,912	—	—	950,912
Real Estate Investment Trusts (REIT)	1,043,641	—	—	1,043,641
Recreational Vehicles & Boats	1,086,036	—	—	1,086,036
Wholesale & International Trade	633,351	—	—	633,351
Total Common Stocks	29,589,143	—	1,231,963	30,821,106
Convertible Preferred Stocks	—	—	365,853	365,853
Short-Term Investment - Investment Company	1,090,281	—	—	1,090,281
Total Assets	$30,679,424	—	$1,597,816	$32,277,240

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2012.

	Fair Value at March 31, 2012	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Common Stocks
Computer Services, Software & Systems	$1,231,963	Market Transaction	Purchase Price of Preferred	—	—	—	—
		Discounted cash flow	Weighted average cost of capital	8%	12%	10%	Decrease
			Perpetual growth rate	2.0%	3.0%	2.5%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	3.2x	11.7x	7.5x	Increase
			Discount for lack of marketability	10%	10%	10%	Decrease
Convertible Preferred Stocks
Alternative Energy	$321,922	Market Transaction	Purchase Price of Preferred	—	—	—	—
		Discounted cash flow	Weighted average cost of capital	18%	23%	20%	Decrease
			Perpetual growth rate	2.5%	3.5%	3.0%	Increase
Computer Services, Software & Systems	$43,931	Market Transaction	Purchase Price of Preferred	—	—	—	—
		Discounted cash flow	Weighted average cost of capital	13%	18%	15%	Decrease
			Perpetual growth rate	2.0%	3.0%	2.5%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	6.7x	15.7x	9.6x	Increase
			Discount for lack of marketability	N/A	N/A	N/A	Decrease
		Merger & Acquisition Transactions	Enterprise Value / Revenue	8.7x	10.8x	9.4x	Increase
			Discount for lack of control	25%	25%	25%	Decrease

Morgan Stanley Variable Investment Series - Strategist Portfolio

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Assets:
Common Stocks
Aerospace & Defense	$2,756,699	—	—	$2,756,699
Auto Components	1,467,446	—	—	1,467,446
Chemicals	2,500,583	—	—	2,500,583
Computers & Peripherals	955,941	—	—	955,941
Diversified Financial Services	3,285,041	—	—	3,285,041
Diversified Telecommunication Services	4,177,707	—	—	4,177,707
Food & Staples Retailing	1,563,244	—	—	1,563,244
Food Products	2,475,530	—	—	2,475,530
Hotels, Restaurants & Leisure	7,339,839	—	—	7,339,839
Industrial Conglomerates	5,914,157	—	—	5,914,157
Information Technology Services	2,775,045	—	—	2,775,045
Insurance	3,113,406	—	—	3,113,406
Machinery	2,429,028	—	—	2,429,028
Media	2,807,845	—	—	2,807,845
Multi-Utilities	2,314,603	—	—	2,314,603
Oil, Gas & Consumable Fuels	8,494,229	—	—	8,494,229
Paper & Forest Products	1,505,895	—	—	1,505,895
Pharmaceuticals	7,247,671	—	—	7,247,671
Road & Rail	2,133,550	—	—	2,133,550
Semiconductors & Semiconductor Equipment	2,355,759	—	—	2,355,759
Software	3,194,685	—	—	3,194,685
Specialty Retail	3,587,355	—	—	3,587,355
Textiles, Apparel & Luxury Goods	2,439,326	—	—	2,439,326
Tobacco	3,963,670	—	—	3,963,670
Total Common Stocks	80,798,254	—	—	80,798,254
Fixed Income Securities
Corporate Bonds	—	$10,614,385	—	10,614,385
Sovereign	—	252,550	—	252,550
Municipal Bonds	—	581,076	—	581,076
Agency Fixed Rate Mortgages	—	3,437	—	3,437
Asset-Backed Securities	—	1,221,971	—	1,221,971
U.S. Treasury Securities	—	17,362,730	—	17,362,730
U.S. Agency Securities	—	2,068,433	—	2,068,433
Total Fixed Income Securities	—	32,104,582	—	32,104,582
Short-Term Investments
U.S. Treasury Security	—	99,951	—	99,951
Investment Company	23,184,587	—	—	23,184,587
Total Short-Term Investments	23,184,587	99,951	—	23,284,538
Foreign Currency Exchange Contracts	—	3,985	—	3,985
Futures Contracts	24,821	—	—	24,821
Interest Rate Swap Agreements	—	116,023	—	116,023
Zero Coupon Swap Agreements	—	90,885	—	90,885
Total Assets	104,007,662	32,415,426	—	136,423,088
Liabilities:
Foreign Currency Exchange Contracts	—	(2,014)	—	(2,014)
Futures Contracts	(9,138)	—	—	(9,138)
Interest Rate Swap Agreements	—	(115,689)	—	(115,689)
Zero Coupon Swap Agreements	—	(166,987)	—	(166,987)
Total Liabilities	(9,138)	(284,690)	—	(293,828)
Total	$103,998,524	$32,130,736	—	$136,129,260

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2012, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Multi Cap Growth		Aggressive Equity
	Common Stock	Covertible Preferred Stocks	Common Stock	Covertible Preferred Stocks
Beginning Balance	$8,853,246	$3,036,329	$1,058,994	$365,853
Purchases	—	—	—	—
Sales	—	—	—	—
Amortization of discount	—	—	—	—
Transfers in	—	—	—	—
Transfers out	—	—	—	—
Change in unrealized appreciation (depreciation)	1,446,030	—	172,969	—
Realized gains (losses)	—	—	—	—

Ending Balance	$10,299,276	$3,036,329	$1,231,963	$365,853

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2012	$1,446,030	—	$172,969	—

Item 2.    Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.    Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Investment Series

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

May 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

May 22, 2012

/s/ Francis Smith

Francis Smith

Principal Financial Officer

May 22, 2012